Registration Nos. 2-50843 & 811-2481

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549
                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

               Pre-Effective Amendment No. _______     [   ]

              Post-Effective Amendment No.   43        [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                           OF 1940                     [ X ]

               Amendment No.     26                    [ X ]

                  CAPITAL CASH MANAGEMENT TRUST
        (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                         (212) 697-6666
                (Registrant's Telephone Number)

                        EDWARD M.W. HINES
                 Hollyer Brady Smith & Hines LLP
                  551 Fifth Avenue, 27th Floor
                    New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ---
[___] immediately upon filing pursuant to paragraph (b)
[_X_] on October 31, 2001 pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph (a)(i)
[___] on (date) pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii)
[___] on (date) pursuant to paragraph (a)(ii) of Rule 485.
[___] This post-effective amendment designates a new effective date for a previous post-effective amendment.

                          Capital Cash Management Trust
                         380 Madison Avenue, Suite 2300
                               New York, NY 10017
                                  212-697-6666
                                  800-228-7496


Original Shares
Prospectus                                                   October 31, 2001

         Capital Cash Management Trust consists of two separate portfolios:

     Capital Cash Management Trust (the "Cash Fund") is a general purpose money-market mutual fund which invests in short-term "money-market" securities.

     Capital Cash U.S. Government Securities Trust (the "Government Securities Fund") is a money-market mutual fund which invests in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government and in certain repurchase agreements secured by U.S. government securities.

         For purchase, redemption or account inquiries contact the Funds' Shareholder Servicing Agent:

                           PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809
                           Call 800-952-6666 toll free

                           For general inquiries & yield information, Call 800-228-7496 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Funds' securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Cash Fund: Objective, Investment
  Strategies, Main Risks......................
Risk/Return Bar Chart and Performance
  Table.......................................
Fees and Expenses ............................
The Government Securities Fund: Objective,
  Investment Strategies, Main Risks...........
Fees and Expenses.............................
Management of the Funds.......................
Net Asset Value per Share.....................
Purchases ....................................
Redeeming Your Investment.....................
Distribution Arrangements.....................
Dividends.....................................
Financial Highlights..........................
Application

The Cash Fund: Objective, Investment Strategies, Main Risks

"What is the Cash Fund's objective?"

     The objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.


"What are the Cash Fund's investment strategies?"

     The Cash Fund seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

     Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) U.S. government securities or obligations guaranteed by the U.S. government or its agencies or instrumentalities.

     (2) Bank obligations and instruments secured by them. ("Banks" include commercial banks, savings banks and savings and loan associations and include foreign banks and foreign branches of United states banks.)

     (3) Short-term corporate debt known as "commercial paper."

     (4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

     (5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

     (6) Repurchase agreements.

         The Cash Fund seeks to maintain a net asset value of $1.00 per share.

     In general, not more than 5% of the Cash Fund's net assets can be invested in the securities of any issuer.

     The dollar weighted average maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or, if they are unrated, they must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     STCM  Management  Company,   Inc.  (the  "Adviser")  seeks  to  develop  an
appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Cash Fund may change any of its management policies without shareholder approval.

  "What are the main risks of investing in the Cash Fund?"

     Although the Cash Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Cash Fund.

     Investment in the Cash Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

     Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfill its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise.

     Corporate bonds and debentures are subject to interest rate and credit risks.

     Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk. Credit risk relates to the ability of the particular issuers of the obligations the Cash Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

     Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

                 CAPITAL CASH MANAGEMENT TRUST - ORIGINAL SHARES
                                    CASH FUND
                   RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund's Original Shares by showing changes in the Cash Fund's performance from year to year over a 10-year period and by showing the Cash Fund's average annual returns for one year, five years, ten years and the period since inception. How the Cash Fund has performed in the past is not necessarily an indication of how the Cash Fund will perform in the future.


[Bar Chart]
Annual Total Returns (Original Shares)
1991-2000


10%

8%

6%  5.77                                         6.05
    XXXX                5.57      5.16 5.23 4.79 XXXX
4%  XXXX 3.61      3.94 XXXX 5.02 XXXX XXXX XXXX XXXX
    XXXX XXXX 2.94 XXXX XXXX XXXX XXXX XXXX XXXX XXXX
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

   1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                     Calendar Years


During the 10-year period shown in the bar chart, the highest return for a quarter was 1.63% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

The year-to-date (from January 1, 2001 to September 30, 2001) total return was 3.14%.

                     Average Annual Total Return


For the period ended
December 31, 2000
                                                 Since
                  1 Year   5 Years  10 Years    Inception

  Capital Cash
Management Trust - Original Shares

                   6.05%     5.25%    4.80%      7.05%*


* From commencement of operations on July 8, 1974.

Please call (800) 228-7496 toll free to obtain the Cash Fund's most current seven-day yield.

                          CAPITAL CASH MANAGEMENT TRUST
                                    CASH FUND
                                 ORIGINAL SHARES

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Cash Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends......................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee (1)...........................0.20%
Distribution (12b-1) Fee....                 0.00%
All Other Expenses:
 Administration Fee.(1)................0.15%
 Other Expenses........................3.10%
 Total All Other Expenses....................3.25%
Total Annual Fund Operating Expenses(2)......3.45%

(1) Undertakings by the Investment Adviser and the Administrator to waive their fees, and by the Administrator to reimburse expenses, limit the annual expenses of the Fund to 0.60 of 1% of average annual net assets in any fiscal year; the Administrator's undertakings may be cancelled or modified upon six months' notice. These fee waivers and expense reimbursements may reduce the fees and expenses of the Fund, thereby helping to maintain a competitive yield. The Administrator's undertakings do not apply to payments under the Distribution Plan and the Shareholder Services Plan applicable to the Service Shares class.


(2) Total operating expenses of the Original Shares of the Cash Fund for the fiscal year ended June 30, 2001 were 0.40% of average annual net assets because of the undertakings described in note 1 and additional, voluntary, expense reimbursements by the Administrator. Voluntary fee waivers and expense reimbursements may be terminated at any time, although it is expected that they will continue as necessary at least until June 30, 2002 so that total expenses for Original Shares will not exceed 0.40% for the fiscal year ending on that date.


Example

This Example is intended to help you compare the cost of investing in the Original Shares of the Cash Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Cash Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Cash Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 year   3 years   5 years    10 years

                      $348     $1,059     $1,793      $3,730

The Government Securities Fund: Objective, Investment Strategies, Main Risks

"What is the Government Securities Fund's objective?"

     The objective of the Government Securities Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

"What are the Government Securities Fund's investment strategies?"

     The Government Securities Fund seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and in certain repurchase agreements secured by U.S. government securities.

     Under the current management policies, the Government Securities Fund invests only in the following types of obligations:

U. S. Treasury Obligations

     The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities

     U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

     Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks.

Repurchase Agreements

     The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund.

     The Government Securities Fund seeks to maintain a net asset value of $1.00 per share.

     The dollar weighted average maturity of the Government Securities Fund will be 90 days or less and the Government Securities Fund may buy only those instruments that have a remaining maturity of 397 days or less.

     Securities the Government Securities Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

     The Government Securities Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

     The Government Securities Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Government Securities Fund?"

     Although the Government Securities Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Securities Fund.

     Investment in the Government Securities Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Repurchase agreements involve some risk to the Government Securities Fund if the other party does not fulfill its obligations under the agreement.

     The value of money-market instruments tends to fall if prevailing interest rates rise.

     There is no performance chart for the Government Securities Fund because its shares were first offered on November 1, 1999 and none have been outstanding for a full calendar year on the date of this Prospectus.

                          CAPITAL CASH MANAGEMENT TRUST
                           GOVERNMENT SECURITIES FUND
                                 ORIGINAL SHARES
                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Original Shares of the Government Securities Fund. No Original Shares are currently outstanding.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases........................ 0.00%
Maximum Deferred Sales Charge (Load)........ 0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends..................... 0.00%
Redemption Fees............................. 0.00%
Exchange Fees............................... 0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee (1).......................... 0.20%
Distribution (12b-1) Fee...... ............  0.00%
All Other Expenses:
 Administration Fee (1)................0.15%
 Other Expenses........................1.40%
 Total All Other Expenses................... 1.55%
Total Annual Fund Operating Expenses........ 1.75%

(1) Undertakings by the Investment Adviser and the Administrator to waive their fees, and by the Administrator to reimburse expenses, limit the annual expenses of the Fund to 0.60 of 1% of average annual net assets in any fiscal year; the Administrator's undertakings may be cancelled or modified upon six months' notice. These fee waivers and expense reimbursements may reduce the fees and expenses of the Fund, thereby helping to maintain a competitive yield. The Administrator's undertaking to reimburse expenses does not apply to payments under the Distribution Plan and the Shareholder Services Plan applicable to the Service Shares class.


(2) Total operating expenses of the Original Shares of the Government Securities Fund for the fiscal year ended June 30, 2001 would have been 0.40 of 1% of average annual net assets because of the undertakings described in note 1 and additional, voluntary, expense reimbursements by the Administrator and after giving effect to an expense offset for uninvested cash balances. Voluntary fee waivers and expense reimbursements may be terminated at any time, although it is expected that they will continue as necessary at least until June 30, 2002 so that total expenses for Original Shares will not exceed 0.40% for the fiscal year ending on that date.


Example

This Example is intended to help you compare the cost of investing in the Government Securities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Shares of the Government Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 year   3 years   5 years   10 years
                $178     $551     $949      $2,062

                             Management of the Funds

"How are the Funds managed?"

         STCM Management Company Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017 (the "Adviser") is the investment adviser for each of the Funds. Under the Advisory Agreements, the Adviser provides for investment supervision including supervising continuously the investment program of each Fund and the composition of its portfolio; determining what securities will be purchased or sold by each Fund; arranging for the purchase and the sale of securities held in the portfolio of each Fund; and, at the Adviser's expense, pricing of each Fund's portfolio daily.

         Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Funds, overseeing relationships between the Funds and the service providers to the Funds, maintaining the Funds' books and records and providing other administrative services.

         During the fiscal year ended June 30, 2001, the Cash Fund and the Government Securities Fund each accrued advisory fees (0.20 of 1%) and administration fees (0.15 of 1%) at the total annual rate of 0.35 of 1% of their respective average annual net assets. All of these fees were waived.

Information about the Adviser and the Administrator

         The Adviser has acted as investment adviser for the Cash Fund from since 1992 and for the Government Securities Fund since 1999. The Funds' Administrator is founder and Administrator and/or Manager to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of September 30, 2001, these funds had aggregate assets of approximately $3.4 billion, of which approximately $1.4 billion consisted of assets of the money-market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

         The Administrator has agreed that it will provide funding to the Adviser as necessary to cover operating expenses and other financial commitments and will make available personnel, office space and equipment support to the Adviser at no charge. As a result of these arrangements, the Adviser currently incurs no costs for salaries, rent or equipment. It is anticipated that these arrangements will remain in place until the Funds achieve sufficient size so that it is no longer necessary for the Adviser to waive its fees or for the Funds' expenses to be reimbursed. If these arrangements are discontinued, the Prospectus will be supplemented. Certain officers of the Administrator are also officers of the Adviser.

                            Net Asset Value per Share

         The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Fund allocable to the class (i.e., the value of the assets less liabilities) by the total number of shares of that class of the Fund then outstanding. The price at which a purchase or redemption of shares is effected is the net asset value next calculated after your purchase or redemption order is received in proper form.

         The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of each Fund's investments at amortized cost.

         The New York Stock Exchange is normally not open on the following days:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days as well. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                                    Purchases
Opening an Account

         To open a new Original Shares account, you must send a properly completed application to PFPC Inc. (the "Agent"). The Funds will not honor redemption of shares purchased by wire payment until a properly completed application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

         Original Shares are offered solely to (1) institutions, for their own account or acting for investors in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Funds' exchange privilege; (3) shareholders of record on November 1, 1999, the date on which the Funds first offered two classes of shares; and (4) Trustees and officers of funds in the Aquilasm Group of Funds; (5) officers and employees of the Adviser, Administrator and Distributor; and (6) members of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest and which have entered into agreements with the Distributor under a Fund's Distribution Plan.

         You can make investments in Original Shares in any of these three ways:

     1. By Mail. You can make payment by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Capital Cash Management Trust or Capital Cash U.S. Government Securities Trust, as the case may be, and mailed to: (Specify the name of the Fund)

         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

     2. By Wire. You can wire Federal Funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

         To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

  the Cash Fund:

         PNC BANK, NA
         Philadelphia, PA
         ABA No. 0310-0005-3
         Account No. 85-0216-4765
         FFC: Capital Cash Management Trust
         Original Shares

the Government Securities Fund:

         PNC BANK, NA
         Philadelphia, PA
         ABA No. 0310-0005-3
         Account No. 86-1282-3418
         FFC: Capital Cash U.S. Government Securities Trust
         Original Shares

         In addition you should supply:

         Account name and number (if an existing account)

         The name in which the investment is to be registered (if a new account)

Your bank may impose a charge for wiring funds.

     3. Through Brokers. If you wish, you may invest in the Funds by purchasing shares through registered broker-dealers.

         The Funds impose no sales or service charge, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Broker-dealers are responsible for prompt transmission of orders placed through them.

Opening an Account                          Adding to An Account


* Make out a check for                      * Make out a check for
the investment amount                       the investment amount
payable to                                  payable to
the appropriate Fund.                       the appropriate Fund.

* Complete the application                  * Fill out the pre-printed
included  with the Prospectus,              stub attached
indicating the features                     to each Fund's confirmations
you wish to authorize.                      or supply the name(s)
                                            of account owner(s),
                                            the account number and
                                            the name of the Fund.

* Send your check and                       * Send your check and
completed application                       account information
to your dealer or                           to your dealer or
to the Funds' Agent, PFPC                   to the Funds' Agent, PFPC
Inc., or                                    Inc., or

* Wire funds as described above.            * Wire funds as described
                                            above.

Be sure to supply the name(s) of account owner(s), the account number, the name of the Fund.

"Can I transfer funds electronically?"

         You can have funds transferred electronically in amounts of $50 or more from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

         * Automatic Investment You can authorize a pre-determined amount to be regularly transferred from your account.

         * Telephone Investment You can make single investments of up to $50,000 by telephone instructions to the Agent.

         Before you can transfer funds electronically, the Agent must have your completed application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent. The Funds may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

When Shares are Issued and Dividends are Declared on Them

         The Funds issue shares two ways.

         First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will funds be available so that my order will become effective?"

         The Funds must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows.

Payment Method             When will an order        When will an order
                           received before           received after
                           4:00 p.m. on a            4:00 p.m. on a
                           Business Day              Business Day
                           be deemed                 be deemed
                           effective?                effective?


By wire in
Federal Funds or
Federal Reserve
Draft.                     That day.                 Next Business Day.

By wire not
in Federal Funds.          4:00 p.m. on the          4:00 p.m. on the
                           Business Day              Business Day
                           converted to              converted to
                           Federal Funds             Federal Funds
                           (normally the             (normally the
                           next Business             next Business
                           Day).                     Day).

By check.                  4:00 p.m. on the          4:00 p.m. on the
                           Business Day              Business Day
                           converted to              converted to
                           Federal Funds             Federal Funds
                           (normally                 (normally
                           two Business              two Business
                           Days for checks           Days for checks
                           on banks in the           on banks in the
                           Federal Reserve           Federal Reserve
                           System, longer            System, longer
                           for other banks).         for other banks).

Automatic
Investment.                The day you specify;
                           if it is not a
                           Business Day, on the
                           next Business Day.

Telephone
Investment.                That day.                 Next Business Day.

         All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent.)

         Second Method- For broker-dealers or banks which have requested that this method be used, to which request a Fund has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

"When will my order be effective under the Second Method?"

     Your purchase order is effective and your funds are deemed available for investment on that day if

         (i) you advise the Agent before 1:00 p.m. New York time on a Business Day of a dollar amount to be invested in the Cash Fund or Government Securities Fund; and

         (ii) Your payment in Federal Funds is received by wire on that day.

         The second investment method is available to prospective investors in shares of a Fund who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Funds will advise you as to the broker-dealers or banks through which such purchases may be made.

         The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under both methods, the Agent will, unless you request otherwise redeem those shares first purchased, regardless of the method under which they were purchased.

         Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the application must be properly completed and have been received and accepted by the Agent; the Funds or the Distributor may also reject any purchase order. Under each method, Federal Funds (see above) must either be available to the Funds or the payment thereof must be guaranteed to the Funds so that the Funds can be as fully invested as practicable.

Transfer on Death ("TOD") Registration

         The Funds generally permit "transfer on death" ("TOD") registration of shares, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules.

                            Redeeming Your Investment

         You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

         There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

How to Redeem Your Investment

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
  400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-952-6666 toll-free

By FAX, send instructions to: 302-791-3055

For liquidity and convenience, the Funds offer expedited redemption.

         Expedited Redemption Methods
         (Non-Certificate Shares Only)

         You may request expedited redemption for any shares not issued in certificate form in two ways:

         1. By Telephone. The Agent will accept instructions from anyone by telephone to redeem shares and make payments:

                  a) to a Financial Institution account you have previously specified or

                  b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                  Telephoning the Agent

                  Whenever you telephone the Agent, please be prepared to supply:

                  account name(s) and number

                  name of the caller

                  the social security number(s) registered to the account

                  personal identification


         Note: Check the accuracy of your confirmation statements immediately. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

         2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

                  account name(s),

                  account number,

                  amount to be redeemed,

                  any payment directions.

         To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

         The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Funds' records of your account.

         You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

         3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your application.

         There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

         When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

         Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note: You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

         You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

         Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features Form.

         Regular Redemption Method
         (Certificate and Non-Certificate Shares)

     Certificate Shares. Mail to the Funds' Agent: (1) blank (unsigned) certificates for Original Shares to be redeemed, (2) redemption instructions, and (3) a stock assignment form.

         To be in "proper form," items (2) and (3) must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

         For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

         We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

         We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder(s), and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

         Your signature may be guaranteed by any:

                  member of a national securities exchange

                  U.S. bank or trust company

                  state-chartered savings bank

                  federally chartered savings and loan association

                  foreign bank having a U.S. correspondent bank; or

                  participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock
                  Exchanges Medallion Program ("SEMP") or the New
                  York Stock Exchange, Inc. Medallion Signature
                  Program ("MSP").

         A notary public is not an acceptable signature guarantor.

         Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

                  Account name(s)

                  Account number

                  Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

                  Payment instructions (we normally mail redemption proceeds to your address as registered with a
                  Fund)

                  Signature(s) of the registered shareholder(s) and

                  Signature guarantee(s), if required, as indicated above.

"When will I receive the proceeds of my redemption?"

         Redemption proceeds are normally sent, as shown below, to your address of record on the next business day following receipt of your redemption request in proper form. Except as described below, the Funds will send payments within 7 days.

Redemption                 Method of Payment                 Charges

Under $1,000.              Check.                             None.
$1,000 or more.            Check, or, wired                   None.
                           or transferred through
                           the Automated
                           Clearing House to your
                           Financial Institution
                           Account if you requested
                           on your Application
                           or Ready Access Features
                           Form.


Through a broker
/dealer.                   Check or wire, to your             None,
                           broker/dealer.                     although
                                                              your
                                                              broker/dealer
                                                              may charge a
                                                              fee.

         Although the Funds do not currently intend to, either Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Neither Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, either Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

         You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

         The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, the portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

         Payment for redemption by any method (including redemption by check) of Original Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Original Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Bank for payment within 15 days of a purchase of Original Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares.

         Either Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

         Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of a Fund's portfolio securities in conformity with SEC rules. This method would only be used if the Trustees determine that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

     Yes. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

                            Distribution Arrangements

Confirmations and Share Certificates

         A statement will be mailed to you confirming each purchase of shares in a Fund. Accounts are rounded to the nearest 1/1000th of a share. The Funds will not issue share certificates unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If you have certificates issued, Expedited Redemption Methods described above will not be available and delay and expense may be incurred if you lose the certificates. The Funds will not issue certificates for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts.

         The Funds and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.


Distribution Plan

         Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act.

         Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. One section of the first part of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the first part of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make payments to a class of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest at the annual rate of a maximum of
0.10 of 1% of the average annual net assets of the Fund.

         Each Distribution Plan has other provisions that relate to payments in connection with the Fund's Service Shares Class. None of such payments are made from assets represented by Original Shares of a Fund.

                                    Dividends

         The Funds will declare all of their net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the "second" method.

         You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

         Dividends paid by each Fund with respect to Service Shares (the Fund's other class of shares) and Original Shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including any payments made by Service Shares under the Distribution Plan or the Shareholder Services Plan for Service Shares) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

         Dividends will be taxable to you as ordinary income, even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

         It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year.

         Dividends of each Fund will automatically be reinvested in full and fractional shares of the same class at net asset value unless you elect otherwise.

         You may choose to have all or any part of the payments for dividends paid in cash. You can elect to have the cash portion of your dividends deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

         You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

         All shareholders, whether their dividends are received in cash or reinvested, will receive a monthly statement indicating the current status of their account.

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Funds may be required to impose backup withholding upon payment of redemptions and dividends. The current backup withholding rate is 31%; it will become 30% for payments made after January 1, 2002.

The table shown below is for Original Shares of the Cash Fund Only. No Original Shares of the Government Securities Fund were outstanding.

                          CAPITAL CASH MANAGEMENT TRUST
                                 ORIGINAL SHARES
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years.Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Original Shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                                   Year ended June 30,(1)
                       2001       2000      1999      1998      1997

Net Asset Value,
 Beginning
 of Period.........   $1.0000    $1.0000    $1.0000   $1.0000   $1.0000
Income from
Investment Operations:
 Net investment
 income............   0.0540     0.0524     0.0473     0.0521    0.0489
Less Distributions:
 Dividends from net
 investment income.  (0.0540)   (0.0524)   (0.0473)   (0.0521)  (0.0489)
Net Asset Value,
End of Period......   $1.0000    $1.0000    $1.0000   $1.0000   $1.0000
Total Return(%)....    5.54%      5.37%      4.84%     5.33%     5.00%
Ratios/Supplemental
Data
 Net Assets, End of Period
 (in thousands)..     $2,076     $1,699     $1,616    $1,613     $1,435
Ratio of Expenses
 to Average Net
 Assets (%)......     .0.40%    0.41%       0.41%      0.40%      0.41%
Ratio of Net Investment
 Income to Average
 Net Assets %......    5.40%     5.24%      4.72%      5.21%      4.88%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

  Ratio of Expenses
   to Average Net
   Assets        ......3.45%    5.14%       3.51%       5.14%      6.48%
  Ratio of Net Investment
   Income(Loss) to
   Average Net
   Assets......       2.35%     0.50%       1.62%       0.47%     (1.19)%

The expense ratios after giving effect to the waivers, expense reimbursement and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net
  Assets........     0.40%      0.40%       0.40%      0.40%       0.40%

(1) Designated as the Original Shares class of shares on Novmeber 1, 1999.
Unaudited: The "current yield" for the seven days ended June 30, 2001 was 3.47% and its "compounded effective yield" for that period was 3.53%. Current yield is net income over a stated seven-day period annualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.

                                 Application for
                 Capital Cash Management Trust - Original Shares
                 Please complete steps 1 through 4 and mail to:
                                    PFPC Inc.
                   400 Bellevue Parkway, Wilmington, DE 19809
                                 1-800-952-6666



STEP 1
A. ACCOUNT REGISTRATION

___Individual  Use line 1
___Joint Account*  Use lines 1&2
___For a Minor  Use line 3
___For Trust, Corporation,
   Other Organization or
   any Fiduciary capacity
   Use line 4
 * Joint accounts will be joint
   tenants with rights of survivorship
   unless otherwise specified.
** Uniform Gifts/Transfers to Minors Act.

Please type or print name(s) exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minor's Social Security Number

4._____________________________________________________________________

  ---------------------------------------------------------------------
  (Name of corporation or organization. If a trust, include the name(s) of trustees in which account will be registered and the name and date of the trust instrument. An account for a pension or profit sharing plan or trust may be registered in the name of the plan or trust itself.)

  ----------------------------------------------------------------------
  Tax I.D. Number       Authorized Individual            Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

  ----------------------------------------------------------------------
  Street or PO Box                    City
  ---------------------------------     (----)--------------------------
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:__________________________

  Employer's Address:___________________________________________________
                     Street Address:      City          State   Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by dealer or broker)

   --------------------------------  ---------------------------------
   Dealer Name                          Branch Number

   -------------------------------- ---------------------------------
   Street Address                       Rep.Number/Name

   -------------------------------- (-------)------------------------
   City           State     Zip      Area Code    Telephone



STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

  ___ Capital Cash Management Trust(840)

  ___ Capital Cash U.S. Government Securities Trust(860)

  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to either: Capital Cash Management Trust or Capital Cash U.S. Government Securities Trust

  Amount of investment $ ____________ Minimum initial investment $1,000

                             OR
  2) By Wire*:

 $______________________________    From_______________________________
                          Name of Financial Institution
    ---------------------------------     -------------------------------
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ________________________________
             (Date)                     City         State   Zip

* NOTE: To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Agent (800-952-6666 toll free) and then instruct your Financial Institution to wire funds as indicated below for the appropriate Fund:

Wire Instructions:
PNC Bank, N A
ABA No. 0310-0005-3


For further credit to (specify the Fund you are investing in)

    Capital Cash Management Trust (Original Shares) A/C 85-0216-4765

    Capital Cash U.S. Government Securities Trust
      (Original Shares) A/C 86-1282-3418

Please include account name(s) and number (if an existing account) or the name(s) in which the investment is to be registered (if a new account).

           (A Financial Institution is a Commercial Bank,
                  Savings Bank or Credit Union.)



B. DIVIDENDS

  All income dividends are automatically reinvested in additional shares at net asset value unless otherwise indicated below.

  To reinvest any portion of a dividend, with the balance paid in cash indicate a percent below:

   Dividends are to be:___% Reinvested ___% Paid in cash*

Direct 100% income dividend to my Aquilasm Group of Funds account #_______.

   * For cash dividends, please choose one of the following options:

   ___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution (a Commercial Bank,
Savings Bank or Credit Union)account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1B.


STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $______ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-952-6666. To establish this program, please complete Step 4, Sections A & B of this Application.

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)

   Application must be received in good order at least 2 weeks prior to 1st actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current net asset value, in accordance with the terms below:

     Dollar Amount of each withdrawal $____________ beginning_______________
Minimum:$50           Month/Year

           Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial Institution name, address and your account number.

---------------------------------------     --------------------------
  First Name   Middle Initial   Last Name     Financial Institution Name

---------------------------------------     --------------------------
Street                                      Financial Institution
                                 Street Address

---------------------------------------     --------------------------
 City                  State       Zip       City        State     Zip

                      ------------------------------------
                      Financial Institution Account Number


D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.

TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-952-6666

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquilasm Funds, and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.


E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No

  The proceeds will be deposited to your Financial Institution account listed.

  TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-952-6666

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Trust account is registered.

    (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

--------------------------------  -----------------------------------
Account Registration              Financial Institution Account Number
--------------------------------  -----------------------------------
  Financial Institution Name        Financial Institution Transit/Routing
                                                                Number
--------------------------------  -----------------------------------
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

      Please open a redemption checking account at PNC Bank, NA, in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, NA, pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks.
IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE   REQUIRED ON JOINT ACCOUNTS.

STEP 4 Section A
DEPOSITOR'S AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT YOU
           MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________

Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                           --------------------------------
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila
Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.



STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt



                 Certification of Taxpayer Identification Number


Under penalties of perjury, I certify that:
1. The number shown on this form is my correct taxpayer identification number or I am waiting for a number to be issued to me, and
2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Services (IRS) that I am subject to backup withholding as a result of a failure to report all interest and dividends; or (c) the IRS has notified me that I am no longer subject to backup withholding, and
3.       I am a U.S. person (including a U.S. resident alien).

Certification Instructions. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on you tax return.

The Internal Revenue Service does not require your consent to any provisions of this document other than the certifications required to avoid backup withholding.


NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

------------------------------    --------------------------  ----------
Individual (or Custodian)          Joint Registrant, if any    Date
------------------------------    --------------------------  ----------
Corporate Officer, Partner,                 Title              Date
Trustee, etc.

  For trusts, corporations or associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a voided check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

[Inside Back Cover]


ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
STCM Management Company Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Theodore T. Mason, Vice Chairman
Paul Y. Clinton
Diana P. Herrmann
Anne J. Mills
Cornelius T. Ryan
J. William Weeks
OFFICERS
Lacy B. Herrmann, President
Charles E. Childs, III, Senior Vice President
Diana P. Herrmann, Vice President
John M. Herndon, Vice President & Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS KPMG LLP
757 Third Avenue
New York, New York 10017

COUNSEL
Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176

Back Cover

         This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Funds (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and their management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you.

         You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request by calling 800-952-6666 (toll free).

In addition, you can review and copy information about the Funds (including the
SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the SEC's Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
 .

This Prospectus should be read and retained for future reference

The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-2481

Capital Cash Management Trust

Capital Cash Management Trust
Capital Cash U.S. Government Securities Trust

A cash management
investment

[LOGO]

PROSPECTUS

Original Shares


To receive a free copy of the SAI, the annual or the semi-annual report, which includes information about both of the Funds, or other information about the Funds, or to make shareholder inquiries, call:

the Funds' Shareholder Servicing Agent at
                             800-952-6666 toll free

                              or you can write to:

                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

For general inquiries and yield information, call 800-227-4638 or  212-697-6666

This Prospectus should be read and retained for future reference

                          Capital Cash Management Trust
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                                  212-697-6666
                                  800-228-7496


Service Shares
Prospectus                                               October 31, 2001


         Capital Cash Management Trust consists of two separate portfolios:

         Capital Cash Management Trust (the "Cash Fund") is a general purpose money-market mutual fund which invests in short-term "money-market" securities.

         Capital Cash U.S. Government Securities Trust (the "Government Securities Fund") is a money-market mutual fund which invests in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government and in certain repurchase agreements secured by U.S. government securities.

         For purchase, redemption or account inquiries contact the Funds' Shareholder Servicing Agent:

                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           Call 800-952-6666 toll free

                   For general inquiries & yield information,

                   Call 800-228-7496 toll free or 212-697-6666

The Securities and Exchange Commission has not approved or disapproved the Funds' securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

The Cash Fund: Objective, Investment
  Strategies, Main Risks......................
Risk/Return Bar Chart and Performance
  Table.......................................
Fees and Expenses.............................
The Government Securities Fund: Objective,
  Investment Strategies, Main Risks...........
Fees and Expenses ............................
Management of the Funds.......................
Net Asset Value per Share.....................
Purchases ....................................
Redeeming Your Investment.....................
Distribution Arrangements.....................
Dividends.....................................
Financial Highlights..........................
Application

The Cash Fund: Objective, Investment Strategies, Main Risks

"What is the Cash Fund's objective?"

         The objective of the Cash Fund is to achieve a high level of current income, stability and liquidity for investors' cash assets by investing in a diversified portfolio of short-term "money-market" securities meeting specific quality standards.

"What are the Cash Fund's investment strategies?"

         The Cash Fund seeks to attain this objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.

         Under the current management policies, the Cash Fund invests only in the following types of obligations:

     (1) U.S. government securities or obligations guaranteed by the U.S. government or its agencies or instrumentalities.

     (2) Bank obligations and instruments secured by them. ("Banks" include commercial banks, savings banks and savings and loan associations and include foreign banks and foreign branches of United states banks.)

     (3) Short-term corporate debt known as "commercial paper."

     (4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

     (5) Variable amount master demand notes which are repayable on not more than 30 days' notice.

     (6) Repurchase agreements.

         The Cash Fund seeks to maintain a net asset value of $1.00 per share.

         In general, not more than 5% of the Cash Fund's net assets can be invested in the securities of any issuer.

         The dollar weighted average maturity of the Cash Fund will be 90 days or less and the Cash Fund may buy only those instruments that have a remaining maturity of 397 days or less.

         Securities the Cash Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs")or, if they are unrated, they must be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

     STCM  Management  Company,   Inc.  (the  "Adviser")  seeks  to  develop  an
appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

         The Cash Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Cash Fund?"

         Although the Cash Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Cash Fund.

         Investment in the Cash Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. Variable amount master demand notes repayable in more than seven days are securities which are not readily marketable, and fall within the Cash Fund's overall 10% limitation on securities which are illiquid. These notes are also subject to credit risk.

         Repurchase agreements involve some risk to the Cash Fund if the other party does not fulfill its obligations under the agreement.

         The value of money-market instruments tends to fall if prevailing interest rates rise.

         Corporate bonds and debentures are subject to interest rate and credit risks.

         Interest rate risk relates to fluctuations in market value arising from changes in interest rates. If interest rates rise, the value of debt securities will normally decline. All fixed-rate debt securities, even the most highly rated, are subject to interest rate risk. Credit risk relates to the ability of the particular issuers of the obligations the Cash Fund owns to make periodic interest payments as scheduled and ultimately repay principal at maturity.

         Investments in foreign banks and foreign branches of United States banks involve certain risks. Foreign banks and foreign branches of domestic banks may not be subject to regulations that meet U.S. standards. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

                 CAPITAL CASH MANAGEMENT TRUST - SERVICE SHARES
                                    CASH FUND
                   RISK/RETURN BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in the Cash Fund's Service Shares by showing changes in the performance of the Cash Fund's Original Shares from year to year over a 10-year period and by showing the average annual returns of the Cash Fund's Original Shares for one year, five years, ten years and the period since inception. Information is given for the Cash Fund's Original Shares, which are not offered by this Prospectus, because no Service Shares of the Cash Fund were outstanding during the periods shown. Because shares of the two classes are invested in the same portfolio of securities, their returns would be substantially similar; however, the returns of the Cash Fund's Service Shares would have been somewhat lower due to the higher expenses borne by the Service Shares. How the Cash Fund has performed in the past is not necessarily an indication of how the Cash Fund will perform in the future.


[Bar Chart]
Annual Total Returns (Original Shares)
1991-2000


10%

8%

6%  5.77                                         6.05
    XXXX                5.57      5.16 5.23 4.79 XXXX
4%  XXXX 3.61      3.94 XXXX 5.02 XXXX XXXX XXXX XXXX
    XXXX XXXX 2.94 XXXX XXXX XXXX XXXX XXXX XXXX XXXX
2%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
    XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX
0%  XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX XXXX

   1991 1992 1993 1994 1995 1996 1997 1998 1999 2000
                     Calendar Years


During the 10-year period shown in the bar chart, the highest return for a quarter was 1.63% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.72% (quarter ended June 30, 1993).

The year-to-date (from January 1, 2001 to September 30, 2001) total return was 3.14%.

                     Average Annual Total Return


For the period ended
December 31, 2000
                                                 Since
                  1 Year   5 Years  10 Years    Inception

  Capital Cash
Management Trust - Original Shares

                   6.05%     5.25%    4.80%    7.05%*


* From commencement of operations on July 8, 1974.

Please call (800) 228-7496 toll free to obtain the Cash Fund's most current seven-day yield.

                          CAPITAL CASH MANAGEMENT TRUST
                                    CASH FUND
                                 SERVICE SHARES
                                FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund. No Service Shares are currently outstanding.


Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases........................ 0.00%
Maximum Deferred Sales Charge (Load)........ 0.00%
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends..................... 0.00%
Redemption Fees............................. 0.00%
Exchange Fees............................... 0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee (1).......................... 0.20%
Distribution (12b-1) Fee.................    0.25%
All Other Expenses:
 Administration Fee.(1)................0.15%
 Other Expenses........................3.10%
 Total All Other Expenses....................3.25%
Total Annual Fund Operating Expenses(2)......3.70%


(1) Undertakings by the Investment Adviser and the Administrator to waive their fees, and by the Administrator to reimburse expenses, limit the annual expenses of the Fund to 0.60 of 1% of average annual net assets in any fiscal year; the Administrator's undertakings may be cancelled or modified upon six months' notice. These fee waivers and expense reimbursements may reduce the fees and expenses of the Fund, thereby helping to maintain a competitive yield. The Administrator's undertaking to reimburse expenses does not apply to payments under the Distribution Plan and the Shareholder Services Plan applicable to the Service Shares class.

(2) Total operating expenses of the Service Shares of the Cash Fund for the fiscal year ended June 30, 2001 would have been 0.40 of 1% of average annual net assets because of the undertakings described in note 1 and additional, voluntary, expense reimbursements by the Administrator. Voluntary fee waivers and expense reimbursements may be terminated at any time, although it is expected that they will continue as necessary at least until June 30, 2002 so that total expenses for Service Shares (including service and/or distribution fees applying to Service Shares) will not exceed 0.65% of 1% for the fiscal year ending on that date.

Example
This Example is intended to help you compare the cost of investing in the Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Cash Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Cash Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 year   3 years   5 years    10 years

           $372     $1,132     $1,911      $3,950

The Government Securities Fund: Objective, Investment Strategies, Main Risks

"What is the Government Securities Fund's objective?"

         The objective of the Government Securities Fund is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.

"What are the Government Securities Fund's investment strategies?"

         The Government Securities Fund seeks to attain this objective by investing only in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less) and in certain repurchase agreements secured by U.S. government securities.

         Under the current management policies, the Government Securities Fund invests only in the following types of obligations:

U. S. Treasury Obligations

         The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its "full faith and credit" and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities

         U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

         Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Government Securities Fund will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks.

Repurchase Agreements

         The Government Securities Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Government Securities Fund.

         The Government Securities Fund seeks to maintain a net asset value of $1.00 per share.

         The dollar weighted average maturity of the Government Securities Fund will be 90 days or less and the Government Securities Fund may buy only those instruments that have a remaining maturity of 397 days or less.

         Securities the Government Securities Fund buys must present minimal credit risks and at the time of purchase be rated in the two highest rating categories for short-term securities by any two of the NRSROs or, if they are unrated, be determined by the Board of Trustees to be of comparable quality. Some securities may have third-party guarantees to meet these rating requirements.

         The Adviser seeks to develop an appropriate portfolio by considering the differences among securities of different issuers, yields, maturities and market sectors.

         The Government Securities Fund will purchase only those issues that will enable it to achieve and maintain the highest rating for a mutual fund by two NRSROs. There is no assurance that it will be able to maintain such rating. As a result of this policy, the range of obligations in which the Government Securities Fund can invest is reduced and the yield obtained on such obligations may be less than would be the case if this policy were not in force.

         The Government Securities Fund may change any of its management policies without shareholder approval.

"What are the main risks of investing in the Government Securities Fund?"

         Although the Government Securities Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Securities Fund.

         Investment in the Government Securities Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Repurchase agreements involve some risk to the Government Securities Fund if the other party does not fulfill its obligations under the agreement.

         The value of money-market instruments tends to fall if prevailing interest rates rise.

         There is no performance chart for the Government Securities Fund because its shares were first offered on November 1, 1999 and none have been outstanding for a full calendar year on the date of this Prospectus.

                          CAPITAL CASH MANAGEMENT TRUST
                           GOVERNMENT SECURITIES FUND
                                 SERVICE SHARES
                                FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Government Securities Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases.........................0.00%
Maximum Deferred Sales Charge (Load).........0.00%
Maximum Sales Charge (Load) Imposed
 on Reinvested Dividends.....................0.00%
Redemption Fees..............................0.00%
Exchange Fees................................0.00%

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets)

Management Fee (1)...........................0.20%
Distribution (12b-1) Fee....................0.25%
All Other Expenses:
 Administration Fee (1)................0.15%
 Other Expenses........................1.40%
 Total All Other Expenses....................1.55%
Total Annual Fund Operating Expenses(2)......2.00%


 (1) Undertakings by the Investment Adviser and the Administrator to waive their fees, and by the Administrator to reimburse expenses, limit the annual expenses of the Fund to 0.60 of 1% of average annual net assets in any fiscal year; the Administrator's undertakings may be cancelled or modified upon six months' notice. These fee waivers and expense reimbursements may reduce the fees and expenses of the Fund, thereby helping to maintain a competitive yield. The Administrator's undertaking to reimburse expenses does not apply to payments under the Distribution Plan and the Shareholder Services Plan applicable to the Service Shares class.



(2) Total operating expenses of the Service Shares of the Government Securities Fund for the fiscal year ended June 30, 2001 were 0.44 of 1% of average annual net assets because of the undertakings described in note 1 and additional, voluntary, expense reimbursements by the Administrator and after giving effect to an expense offset for uninvested cash balances. Voluntary fee waivers and expense reimbursements may be terminated at any time, although it is expected that they will continue as necessary at least until June 30, 2002 so that total expenses for Service Shares (including service and/or distribution fees applying to Service Shares) will not exceed 0.65% of 1% for the fiscal year ending on that date.

Example

This Example is intended to help you compare the cost of investing in the Government Securities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Government Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

            1 year   3 years   5 years    10 years

            $203       $625     $1,078      $2,327

                             Management of the Funds

"How are the Funds managed?"

         STCM Management Company Inc., 380 Madison Avenue, Suite 2300, New York, NY 10017 (the "Adviser") is the investment adviser for each of the Funds. Under the Advisory Agreements, the Adviser provides for investment supervision including supervising continuously the investment program of each Fund and the composition of its portfolio; determining what securities will be purchased or sold by each Fund; arranging for the purchase and the sale of securities held in the portfolio of each Fund; and, at the Adviser's expense, pricing of each Fund's portfolio daily.

         Aquila Management Corporation, 380 Madison Avenue, Suite 2300, New York, NY 10017, the Administrator, is responsible for administrative services, including providing for the maintenance of the headquarters of the Funds, overseeing relationships between the Funds and the service providers to the Funds, maintaining the Funds' books and records and providing other administrative services.

         During the fiscal year ended June 30, 2001, the Cash Fund and the Government Securities Fund each accrued advisory fees (0.20 of 1%) and administration fees (0.15 of 1%) at the total annual rate of 0.35 of 1% of their respective average annual net assets. All of these fees were waived.

Information about the Adviser and the Administrator

         The Adviser has acted as investment adviser for the Cash Fund since 1992 and for the Government Securities Fund since 1999. The Funds' Administrator is founder and Administrator and/or Manager to the Aquilasm Group of Funds, which consists of tax-free municipal bond funds, money-market funds and equity funds. As of August 31, 2001, these funds had aggregate assets of approximately $3.3 billion, of which approximately $1.4 billion consisted of assets of the money market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann, directly, through a trust and through share ownership by his wife.

         The Administrator has agreed that it will provide funding to the Adviser as necessary to cover operating expenses and other financial commitments and will make available personnel, office space and equipment support to the Adviser at no charge. As a result of these arrangements, the Adviser currently incurs no costs for salaries, rent or equipment. It is anticipated that these arrangements will remain in place until the Funds achieve sufficient size so that it is no longer necessary for the Adviser to waive its fees or for the Funds' expenses to be reimbursed. If these arrangements are discontinued, the Prospectus will be supplemented. Certain officers of the Administrator are also officers of the Adviser.

                            Net Asset Value per Share

         The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the Custodian are open (a "Business Day") by dividing the value of the net assets of the Fund allocable to the class (i.e., the value of the assets less liabilities) by the total number of shares of that class of the Fund then outstanding. The price at which a purchase or redemption of shares is effected is the net asset value next calculated after your purchase or redemption order is received in proper form.

         The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances. The net asset value per share is based on a valuation of each Fund's investments at amortized cost.

         The New York Stock Exchange is normally not open on the following days:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on other days as well. In addition, the Custodian is not open on Columbus Day and Veterans Day.

                                    Purchases
Opening an Account

         To open a new Service Shares account directly with any Fund, you must send a properly completed application to PFPC Inc. (the "Agent"). The Funds will not honor redemption of shares purchased by wire payment until a properly completed application has been received by the Agent. The minimum initial investment is $1,000. Subsequent investments may be in any amount.

         You can make direct investments in Service Shares in any of these three ways:

         1. By Mail. You can make payment by check, money order, Federal Reserve Draft or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Capital Cash Management Trust or Capital Cash U.S. Government Securities Trust, as the case may be, and mailed to:

             (Specify the name of the Fund)

         PFPC Inc.
         400 Bellevue Parkway
         Wilmington, DE 19809

         2. By Wire. You can wire Federal Funds (monies credited to a bank's account with a Federal Reserve Bank) to PNC Bank, NA.

         To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free) and then instruct your bank to wire funds as indicated below for the appropriate Fund:

  the Cash Fund:

         PNC BANK, NA
         Philadelphia, PA
         ABA No. 0310-0005-3
         Account No. 85-0216-4765
         FFC: Capital Cash Management Trust
         Service Shares

the Government Securities Fund:

    PNC BANK, NA
         Philadelphia, PA
         ABA No. 0310-0005-3
         Account No. 86-1282-3418
         FFC: Capital Cash U.S. Government Securities Trust
         Service Shares

         In addition you should supply:

         Account name and number (if an existing account)

         The name in which the investment is to be registered (if a new account)

         Your bank may impose a charge for wiring funds.

         3. Through Brokers. If you wish, you may invest in the Funds by purchasing shares through registered broker-dealers.

         The Funds impose no sales or service charge on purchases of Service Shares, although financial intermediaries may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each financial intermediary acting independently; financial intermediaries may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Funds. Financial intermediaries are responsible for prompt transmission of orders placed through them.

         Banks may offer an arrangement whereby their customers may invest in Service Shares of any Fund by establishing a "sweep account" with them. A sweep account connects an FDIC-insured checking account with an account with the Funds. When money is transferred out of a checking account for investment in either Fund, it is no longer covered by FDIC insurance. Because of the special arrangements for automated purchases and redemptions of Service Shares that sweep accounts involve, certain options or other features described in this Prospectus (such as alternative purchase and redemption procedures, dividend and distribution arrangements or share certificates) may not be available to persons investing through such accounts. Investments through a sweep account are governed by the terms and conditions of the account (including fees and expenses associated with the account), which are typically set forth in agreements and accompanying disclosure statements used to establish the account. You should review copies of these materials before investing in a Fund through a sweep account.

         If you are not investing through a financial intermediary, you should follow these instructions:



* Make out a check for                      * Make out a check for
the investment amount                       the investment amount
payable to                                  payable to
the appropriate Fund.                       the appropriate Fund.

* Complete the application                  * Fill out the pre-printed
included  with the Prospectus,              stub attached
indicating the features                     to each Fund's confirmations
you wish to authorize.                      or supply the name(s)
                                            of account owner(s),
                                            the account number and
                                            the name of the Fund.

* Send your check and                       * Send your check and
completed application                       account information
to your dealer or                           to your dealer or
to the Funds' Agent, PFPC                   to the Funds' Agent, PFPC
Inc., or                                    Inc., or

* Wire funds as described above.            * Wire funds as described
                                            above.

         Be sure to supply the name(s) of account owner(s), the account number and the name of the Fund.

         If you make additional investments in Service Shares through an account with a financial intermediary, you will follow the procedures of the financial intermediary, rather than the foregoing.

"Can I transfer funds electronically?"

         You can have funds transferred electronically in amounts of $50 or more from your Financial Institution if it is a member of the Automated Clearing House. You may make investments through two electronic transfer features, "Automatic Investment" and "Telephone Investment."

         * Automatic Investment You can authorize a pre-determined amount to be regularly transferred from your account.

         * Telephone Investment You can make single investments of up to $50,000 by telephone instructions to the Agent.

         Before you can transfer funds electronically, the Agent must have your completed application authorizing these features. If you initially decide not to choose these conveniences and then later wish to do so, you must complete a Ready Access Features Form which is available from the Distributor or Agent. The Funds may modify or terminate these investment methods or charge a service fee, upon 30 days' written notice to shareholders.

         If you make additional investments in Service Shares through an account with a financial intermediary, the procedures for such investments will be those provided in connection with the account rather than the foregoing.

When Shares are Issued and Dividends are Declared on Them

         The Funds issue shares two ways.

         First Method - ordinary investments. You will be paid dividends starting on the day (whether or not a Business Day) after the first Business Day on which your purchase order has been received in proper form and funds have become available for investment. You will be paid a dividend on the day on which your shares are redeemed.

"When will funds be available so that my order will become effective?"

         The Funds must have payment for your purchase available for investment before 4:00 p.m. New York time on a Business Day for your order to be effective on that Business Day. Your order is effective and you will receive the next determined net asset value per share depending on the method of payment you choose, as follows.

Payment Method             When will an order        When will an order
                           received before           received after
                           4:00 p.m. on a            4:00 p.m. on a
                           Business Day              Business Day
                           be deemed                 be deemed
                           effective?                effective?


By wire in
Federal Funds or
Federal Reserve
Draft.                     That day.                 Next Business Day.

By wire not
in Federal Funds.          4:00 p.m. on the          4:00 p.m. on the
                           Business Day              Business Day
                           converted to              converted to
                           Federal Funds             Federal Funds
                           (normally the             (normally the
                           next Business             next Business
                           Day).                     Day).

By check.                  4:00 p.m. on the          4:00 p.m. on the
                           Business Day              Business Day
                           converted to              converted to
                           Federal Funds             Federal Funds
                           (normally                 (normally
                           two Business              two Business
                           Days for checks           Days for checks
                           on banks in the           on banks in the
                           Federal Reserve           Federal Reserve
                           System, longer            System, longer
                           for other banks).         for other banks).

Automatic
Investment.                The day you specify;
                           if it is not a
                           Business Day, on the
                           next Business Day.

Telephone
Investment.                That day.                 Next Business Day.


         All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. (The Agent will convert wires and checks to Federal Funds as your agent.)

         Second Method- For broker-dealers or banks which have requested that this method be used, to which request a Fund has consented. You will be paid dividends starting on the day on which your purchase order has been received in proper form and funds have become available for investment. You will not be paid a dividend on the day on which your shares are redeemed.

"When will my order be effective under the Second Method?"

         Your purchase order is effective and your funds are deemed available for investment on that day if

     (i) you advise the Agent before 1:00 p.m. New York time on a Business Day of a dollar amount to be invested in the Cash Fund or Government Securities Fund; and

     (ii) Your payment in Federal Funds is received by wire on that day.

         The second investment method is available to prospective investors in shares of a Fund who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request the Funds will advise you as to the broker-dealers or banks through which such purchases may be made.

         The Agent will maintain records as to which of your shares were purchased under each of the two investment methods set forth above. If you make a redemption request and have purchased shares under both methods, the Agent will, unless you request otherwise redeem those shares first purchased, regardless of the method under which they were purchased.

         Under each method, shares are issued at the net asset value per share next determined after the purchase order is received in proper form. Under each method, the application must be properly completed and have been received and accepted by the Agent; the Funds or the Distributor may also reject any purchase order. Under each method, Federal Funds (see above) must either be available to the Funds or the payment thereof must be guaranteed to the Funds so that the Funds can be as fully invested as practicable.

Transfer on Death ("TOD") Registration

         The Funds generally permit "transfer on death" ("TOD") registration of shares purchased directly, so that on the death of the shareholder the shares are transferred to a designated beneficiary or beneficiaries. Ask the Agent or your broker-dealer for the Transfer on Death Registration Request Form. With it you will receive a copy of the TOD Rules of the Aquilasm Group of Funds, which specify how the registration becomes effective and operates. By opening a TOD Account, you agree to be bound by the TOD Rules. TOD registration may not be available if you invest through a financial intermediary.


                            Redeeming Your Investment

         You may redeem some or all of your shares by a request to the Agent. Shares will be redeemed at the next net asset value determined after your request has been received in proper form.

         There is no minimum period for investment in the Funds, except for shares recently purchased by check or by Automatic or Telephone Investment as discussed below.

         If you purchased Service Shares of either Fund through broker-dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests.

How to Redeem Your Investment

By mail, send instructions to:

PFPC Inc.
Attn: Aquilasm Group of Funds
400 Bellevue Parkway
Wilmington, Delaware 19809

By telephone, call:

800-952-6666 toll-free

By FAX, send instructions to: 302-791-3055

For liquidity and convenience, the Funds offer expedited redemption.

         Expedited Redemption Methods
         (Non-Certificate Shares Only)

         You may request expedited redemption for any shares not issued in certificate form in two ways:

         1. By Telephone. The Agent will accept instructions from anyone by telephone to redeem shares and make payments:

         a) to a Financial Institution account you have previously specified or

         b) by check in the amount of $50,000 or less, mailed to the same name and address (which has been unchanged for the past 30 days) as the account from which you are redeeming. You may only redeem by check via telephone request once in any 7-day period.

                  Telephoning the Agent

                  Whenever you telephone the Agent, please be prepared to supply:

                  account name(s) and number

                  name of the caller

                  the social security number(s) registered to the account

                  personal identification


         Note: Check the accuracy of your confirmation statements immediately. The Funds, the Agent, and the Distributor are not responsible for losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify a caller's identity. The Agent may record calls.

         2. By FAX or Mail. You may request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to the Agent: PFPC Inc., by FAX at 302-791-3055 or by mail to 400 Bellevue Parkway, Wilmington, DE 19809. The letter, signed by the registered shareholder(s) (no signature guarantee is required), must indicate:

                  account name(s),

                  account number,

                  amount to be redeemed,

                  any payment directions.

         To have redemption proceeds sent directly to a Financial Institution account, you must complete the Expedited Redemption section of the application or a Ready Access Features Form. You will be required to provide (1) details about your Financial Institution account, (2) signature guarantees and (3) possible additional documentation.

         The name(s) of the shareholder(s) on the Financial Institution account must be identical to those on the Funds' records of your account.

         You may change your designated Financial Institution account at any time by completing and returning a revised Ready Access Features Form.

         3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on PNC Bank, NA (the "Bank"). This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $100. You will be subject to the Bank's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your application.

         There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

         When such a check is presented to the Bank for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Bank for payment.

         Because these checks are paid by redemption of shares in your account, you should be certain that adequate shares are in the account to cover the amount of the check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check. Note: You cannot use checks to redeem shares represented by certificates. If you purchase shares by check, you cannot use checks to redeem them until 15 days after your purchase.

         You may not present checks directly to any branch of the Bank. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to redeem the entire balance of your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

         Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features Form.

         Regular Redemption Method
         (Certificate and Non-Certificate Shares)

     Certificate Shares. Mail to the Funds' Agent: (1) blank (unsigned) certificates for Service Shares to be redeemed, (2) redemption instructions, and
(3) a stock assignment form.

         To be in "proper form," items (2) and (3) must be signed by the registered shareholder(s) exactly as the account is registered. For a joint account, both shareholder signatures are necessary.

         For your protection, mail certificates separately from signed redemption instructions. We recommend that certificates be sent by registered mail, return receipt requested.

         We may require additional documentation for certain types of shareholders such as corporations, partnerships, trustees or executors, or if redemption is requested by someone other than the shareholder of record. The Agent may require signature guarantees if insufficient documentation is on file.

         We do not require a signature guarantee for redemptions up to $50,000, payable to the record holder(s), and sent to the address of record, except as noted above. In all other cases, signatures must be guaranteed.

         Your signature may be guaranteed by any:

                  member of a national securities exchange

                  U.S. bank or trust company

                  state-chartered savings bank

                  federally chartered savings and loan association

                  foreign bank having a U.S. correspondent bank; or

                  participant in the Securities Transfer Association Medallion Program ("STAMP"), the Stock
                  Exchanges Medallion Program ("SEMP") or the New York Stock Exchange, Inc. Medallion Signature Program ("MSP").

         A notary public is not an acceptable signature guarantor.

         Non-Certificate Shares. You must use the Regular Redemption Method if you have not chosen Expedited Redemption to a predesignated Financial Institution account. To redeem by this method, send a letter of instruction to the Funds' Agent, which includes:

                  Account name(s)

                  Account number

                  Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed

                  Payment instructions (we normally mail redemption proceeds to your address as registered with a Fund)

                  Signature(s) of the registered shareholder(s) and

                  Signature guarantee(s), if required, as indicated above.

"When will I receive the proceeds of my redemption?"

         Redemption proceeds are normally sent, as shown below, to your address of record on the next business day following receipt of your redemption request in proper form. Except as described below, the Funds will send payments within 7 days.

Redemption                 Method of Payment                  Charges

Under $1,000.              Check.                             None
$1,000 or more.            Check, or                          None
                           wired, or transferred
                           through the Automated
                           Clearing House to your
                           Financial Institution
                           Account, if you so
                           requested on your
                           Application or Ready
                           Access Features Form.


Through a broker
/dealer.                   Check or wire, to your             None,
                           broker/dealer                      although
                                                              your
                                                              broker/dealer
                                                              may charge a
                                                              fee.

         Although the Funds do not currently intend to, either Fund may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. Neither Fund has any present intention of making this charge. Upon 30 days' written notice to shareholders, either Fund may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a broker or dealer to arrange for a redemption, you may be charged a fee for this service.

         You can eliminate possible delays by paying for purchased shares with wired funds or Federal Reserve drafts.

         The Funds have the right to postpone payment or suspend redemption rights during certain periods. These periods may occur (i) when the Exchange is closed for other than weekends and holidays, (ii) when the Securities and Exchange Commission (the "SEC") restricts trading on the Exchange, (iii) when the SEC determines an emergency exists which causes disposal of, or determination of the value of, portfolio securities to be unreasonable or impracticable, and (iv) during such other periods as the SEC may permit.

         Payment for redemption by any method (including redemption by check) of Service Shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or (ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Fund, that the purchase check or Automatic Investment or Telephone Investment will be honored. Service Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Bank for payment within 15 days of a purchase of Service Shares by check and (ii) the redemption check would cause the redemption of some or all of those shares.

         Either Fund can redeem your shares if their value totals less than $500 as a result of redemptions or failure to meet and maintain the minimum investment level under an Automatic Investment Program. Before such a redemption is made, we will send you a notice giving you 60 days to make additional investments to bring your account up to the minimum.

         Redemption proceeds may be paid in whole or in part ("redemption in kind") by distribution of a Fund's portfolio securities in conformity with SEC rules. This method would only be used if the Trustees determine that payments partially or wholly in cash would be detrimental to the best interests of the remaining shareholders.

"Is there an Automatic Withdrawal Plan?"

         Yes, but it is available only for shares purchased directly and not for shares purchased through a financial intermediary. Under an Automatic Withdrawal Plan you can arrange to receive a monthly or quarterly check in a stated amount, not less than $50.

         Distribution Arrangements

Confirmations and Share Certificates

         If you invest in a Fund directly, rather than through a financial intermediary, all purchases of Service Shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Fund being purchased (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption will not be available and delay and expense may be incurred if you lose the certificates. No certificates will be issued for fractional shares or to shareholders who have elected the checking account or predesignated bank account methods of withdrawing cash from their accounts. Share certificates may not be available to investors who purchase Service Shares through an account with a financial intermediary.

         The Funds and the Distributor may reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

         Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act.

         Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under that rule. A part of each Distribution Plan that relates exclusively to Service Shares provides for payments under agreements by the Fund out of its assets represented by Service Shares to certain designated payees which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of each Distribution Plan may not exceed 0.25 of 1% of the average annual assets of the Fund represented by Service Shares. Payment is be made only out of the Fund's assets represented by Service Shares.

         A payee may pass on a portion of the payments it receives to other financial institutions or service organizations that also render assistance in the distribution, retention and/or servicing of Service Shares.

         Another section of the Distribution Plan of each Fund is designed to protect against any claim against or involving the Fund that some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. Another section of the Distribution Plan authorizes Aquila Management Corporation (the "Administrator"), not the Fund, to make payments to a class of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest at the annual rate of a maximum of 0.10 of 1% of the average annual net assets of the Fund.

Shareholder Services Plan for Service Shares

         Each Fund's Shareholder Services Plan authorizes it to pay a service fee under agreements to certain qualified recipients who have agreed to provide personal services to Service Shares shareholders and/or maintain their accounts. For any fiscal year, such fees may not exceed 0.25 of 1% of the average annual net assets represented by a Fund's Service Shares. Payment is be made only out of the Fund's assets represented by Service Shares.

         A payee may pass on a portion of the payments it receives to other financial institutions or service organizations that also render assistance in the servicing of Service Shares and/or maintenance of Service Share accounts.

Limitation on Payments

         Both the Distribution Plan and Shareholder Services Plan provide that total payments under both plans cannot exceed 0.25 of 1% of the average annual net assets represented by Service Shares.

                                    Dividends

         The Funds will declare all of their net income for dividend purposes daily as dividends. If you redeem all of your shares, you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares issued under the " second " method.

         You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

         Dividends paid by each Fund with respect to Service Shares and Original Shares (the Fund's other class of shares) will be calculated in the same manner, at the same time, on the same day, and will be in the same amount except that any class expenses (including any payments made by Service Shares under the Distribution Plan or the Shareholder Services Plan) will be borne exclusively by that class. Dividends on Original Shares are expected generally to be higher than those on Service Shares because expenses allocated to Service Shares will generally be higher.

         Dividends will be taxable to you as ordinary income, even though reinvested. Statements as to the tax status of your dividends will be mailed annually.

         It is possible but unlikely that a Fund may have realized long-term capital gains or losses in a year.

         Dividends of each Fund will automatically be reinvested in full and fractional shares of the same class at net asset value unless you elect otherwise.

         You may choose to have all or any part of the payments for dividends paid in cash. You can elect to have the cash portion of your dividends deposited, without charge, by electronic funds transfers into your account at a financial institution, if it is a member of the Automated Clearing House.

         You can make any of these elections on the Application, by a Ready Access Features Form or by a letter to the Agent. Your election to receive some or all of your dividends in cash will be effective as of the next payment of dividends after it has been received in proper form by the Agent. It will continue in effect until the Agent receives written notification of a change.

         All shareholders, whether their dividends are received in cash or reinvested, will receive a monthly statement indicating the current status of their account.

     If you do not comply with laws requiring you to furnish taxpayer identification numbers and report dividends, the Funds may be required to impose backup withholding upon payment of redemptions and dividends. The current backup withholding rate is 31%; it will become 30% for payments made after January 1, 2002.

                          CAPITAL CASH MANAGEMENT TRUST
                                 SERVICE SHARES
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

         The financial highlights table is intended to help you understand the Fund's financial performance for the past two years.
Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Service Shares of the Government Securities Fund (assuming reinvestment of all dividends and distributions). No information for Service Shares of the Cash Fund is presented because none have been issued. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, is incorporated by reference into the SAI and is available upon request.

                       Government
                     Securities Fund
                     Service Shares
                      Year Ended           Period Ended
                       6/30/01             6/30/00(1)

Net Asset Value,
 Beginning
 of Period.........     $1.0000            $1.0000
Income from
Investment Operations:
 Net investment
 income............      0.0516            0.01610
Less Distributions:
 Dividends from net
 investment income.     (0.0516)          (0.0161)
Net Asset Value,
End of Period......     $1.0000           $1.0000
Total Return             5.28%       .      1.62%
Ratios/Supplemental
Data
 Net Assets, End of Period
 (in thousands)..        $4,352            $1,688
Ratio of Expenses
 to Average Net
 Assets    ........       0.59%             0.68
Ratio of Net Investment
 Income to Average
 Net Assets  ......       4.70%             5.30%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

  Ratio of Expenses
   to Average Net
   Assets   .......       1.86%             1.24%
  Ratio of Net Investment
   Income(Loss) to
   Average Net
   Assets   .......       3.43%             4.73%

The expense ratios after giving effect to the waivers, expense reimbursement and expense offset for uninvested cash balances were:

Ratio of Expenses to
  Average Net
  Assets               .  0.44%             0.65%



(1) For the period March 16, 2000 (commencement of operations) through June 30, 2000.

+  Not annualized.

*  Annualized

     Unaudited: The "current yield" for the seven days ended June 30, 2001 for Cash Fund Original Shares and Government Securities Fund Service Shares was 3.47% and 3.43% respectively, and its "compounded effective yield" for that period was 3.53% and 3.49% respectively. Current yield is net income over a stated seven-day period annualized, and is shown as a percentage. Effective yield is calculated similarly, but, when annualized, the income earned is assumed to be reinvested, which gives effect to compounding.

                                 Application for
                 Capital Cash Management Trust - Service Shares
               Please complete steps 1 through 4 and mail to: PFPC
                                      Inc.
                   400 Bellevue Parkway, Wilmington, DE 19809
                                 1-800-952-6666

STEP 1
A. ACCOUNT REGISTRATION

___Individual  Use line 1
___Joint Account*  Use lines 1&2
___For a Minor  Use line 3
___For Trust, Corporation,
   Other Organization or
     any Fiduciary capacity
   Use line 4
 * Joint accounts will be joint
   tenants with rights of survivorship
   unless otherwise specified.
** Uniform Gifts/Transfers to Minors Act.

 Please type or print name(s) exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodian's First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minor's First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minor's Social Security Number

4._____________________________________________________________________

  ---------------------------------------------------------------------
  (Name of corporation or organization. If a trust, include the name(s) of trustees in which account will be registered and the name and date of the trust instrument. An account for a pension or profit sharing plan or trust may be registered in the name of the plan or trust itself.)

  ----------------------------------------------------------------------
  Tax I.D. Number       Authorized Individual            Title


B. MAILING ADDRESS AND TELEPHONE NUMBER

  ----------------------------------------------------------------------
  Street or PO Box                    City
    ---------------------------------     (----)--------------------------
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:__________________________

  Employer's Address:___________________________________________________
                     Street Address:      City          State   Zip

  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)


C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed by dealer or broker)

   --------------------------------  ---------------------------------
     Dealer Name                          Branch Number

   -------------------------------- ---------------------------------
   Street Address                       Rep.Number/Name

   -------------------------------- (-------)------------------------
   City           State     Zip      Area Code    Telephone



STEP 2
PURCHASES OF SHARES

A. INITIAL INVESTMENT

  ___ Capital Cash Management Trust(940)

  ___ Capital Cash U.S. Government Securities Trust(960)

  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to either: Capital
  Cash Management Trust or Capital Cash U.S. Government Securities Trust

  Amount of investment $ ____________ Minimum initial investment $1,000

                             OR
  2) By Wire*:

 $______________________________    From_______________________________
                          Name of Financial Institution
  ---------------------------------     -------------------------------
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ________________________________
             (Date)                     City         State   Zip

* NOTE: To insure prompt and proper crediting to your account, if you choose this method of payment you should first telephone the Agent (800-952-6666 toll free) and then instruct your Financial Institution to wire funds as indicated below for the appropriate Fund:

Wire Instructions:
PNC Bank, NA
ABA No. 0310-0005-3


For further credit to (specify the Fund you are investing in) Capital Cash
    Management Trust (Service Shares) A/C 85-0216-4765


   Capital Cash U.S. Government Securities Trust
     (Service Shares) A/C 86-1282-3418

Please include account name(s) and number (if an existing account) or the name(s) in which the investment is to be registered (if a new account).

           (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK,
                  SAVINGS BANK OR CREDIT UNION.)


B. DIVIDENDS

  All income dividends are automatically reinvested in additional shares at net asset value unless otherwise indicated below.

  To reinvest any portion of a dividend, with the balance paid in cash, indicate a percent below:

   Dividends are to be:___% Reinvested ___% Paid in cash*

Direct 100% income dividend to my Aquilasm Group of Funds account #_______.

   * For cash dividends, please choose one of the following options:

   ___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution (a commercial bank, savings bank or credit union)account where I/we would like you to deposit the dividend.

   ___ Mail check to my/our address listed in Step 1B.



STEP 3
SPECIAL FEATURES

A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No

     This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.

   I/We wish to make regular monthly investments of $______ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).

      (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No

   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling the Agent toll-free at 1-800-952-6666. To establish this program, please complete Step 4, Sections A & B of this Application.

        (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)


C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)

   Application must be received in good order at least 2 weeks prior to first actual liquidation date.
   (Check appropriate box)
   ___ Yes ___No

      Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current net asset value, in accordance with the terms below:

   Dollar amount of each withdrawal $____________ beginning_______________
                                     Minimum:$50            Month/Year

           Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial Institution name, address and your account number.

---------------------------------------     --------------------------
  First Name   Middle Initial   Last Name     Financial Institution Name

---------------------------------------     --------------------------
  Street                                      Financial Institution
                                 Street Address

  ---------------------------------------     --------------------------
  City                  State       Zip       City        State     Zip

                      ------------------------------------
                      Financial Institution Account Number


D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No

This option allows you to effect exchanges among accounts in your name within the Aquilasm Group of Funds by telephone.
TO MAKE A TELEPHONE EXCHANGE, CALL THE AGENT AT 1-800-952-6666

   The Agent is authorized to accept and act upon my/our or any other person's telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquilasm Funds and their respective officers, directors, trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorney's fees, resulting from acceptance of, or acting or failure to act upon, this authorization.


E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No

  The proceeds will be deposited to your Financial Institution account listed.

  TO MAKE AN EXPEDITED REDEMPTION, CALL THE AGENT AT 1-800-952-6666

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial Institution account must be in the same name(s) as this Trust account is registered.

    (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

--------------------------------  -----------------------------------
Account Registration              Financial Institution Account Number
--------------------------------  -----------------------------------
Financial Institution Name        Financial Institution Transit/Routing
                                                                Number
--------------------------------  -----------------------------------
   Street                               City          State     Zip


  F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No

      Please open a redemption checking account at PNC Bank, NA, in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the rules and regulations of PNC Bank, NA, pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.



STEP 4 Section A
DEPOSITORS AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, PFPC Inc., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________

Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s) of           _______________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         --------------------------------
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)



                           INDEMNIFICATION AGREEMENT

To: Financial Institution Named Above

So that you may comply with your depositor's request, Aquila Distributors, Inc. (the "Distributor") agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.



STEP 4 Section B
SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

  The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

  I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

  I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

  The Trust, the Agent and the Distributor and their trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt



                 Certification of Taxpayer Identification Number

Under penalties of perjury, I certify that:
4. The number shown on this form is my correct taxpayer identification number or I am waiting for a number to be issued to me, and
5. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Services (IRS) that I am subject to backup withholding as a result of a failure to report all interest and dividends; or (c) the IRS has notified me that I am no longer subject to backup withholding, and
6.       I am a U.S. person (including a U.S. resident alien).

Certification Instructions. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on you tax return.

The Internal Revenue Service does not require your consent to any provisions of this document other than the certifications required to avoid backup withholding.



NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW.
FOR A TRUST, ALL TRUSTEES MUST SIGN.*

------------------------------    --------------------------  ----------
Individual (or Custodian)          Joint Registrant, if any    Date
------------------------------    --------------------------  ----------
Corporate Officer, Partner,                 Title              Date
Trustee, etc.

For trusts, corporations or associations, this form must be Accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.


SPECIAL INFORMATION

  Certain features (Automatic Investment, Telephone Investment, Expedited Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

  You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

  Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

  The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days' written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.


BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access Features Form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a voided check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

[Inside Back Cover]


ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300
New York, New York 10017

INVESTMENT ADVISER
STCM Management Company Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300
New York, New York 10017

TRUSTEES
Lacy B. Herrmann, Chairman
Theodore T. Mason, Vice Chairman
Paul Y. Clinton
Diana P. Herrmann
Anne J. Mills
Cornelius T. Ryan
J. William Weeks

OFFICERS
Lacy B. Herrmann, President
Charles E. Childs, III, Senior Vice President
Diana P. Herrmann, Vice President
John M. Herndon, Vice President & Assistant Secretary
Rose F. Marotta, Chief Financial Officer
Joseph P. DiMaggio, Treasurer
Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway
Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street
Columbus, Ohio 43271

INDEPENDENT AUDITORS KPMG LLP
757 Third Avenue
New York, New York 10017

COUNSEL
Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176

Back Cover

This Prospectus concisely states information about the Funds that you should know before investing. A Statement of Additional Information about the Funds (the "SAI") has been filed with the Securities and Exchange Commission. The SAI contains information about the Funds and their management not included in this Prospectus. The SAI is incorporated by reference in its entirety in this Prospectus. Only when you have read both this Prospectus and the SAI are all material facts about the Funds available to you.

You can get additional information about the Funds' investments in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. You can get the SAI and the Funds' annual and semi-annual reports without charge, upon request.

In addition, you can review and copy information about the Funds (including the SAI) at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the SEC's Public Reference Room is available by calling 1-202-942-8090. Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

This Prospectus should be read and retained for future reference



         The file number under which the Trust is registered with the SEC under the Investment Company Act of 1940 is 811-2481

         Capital Cash Management Trust

         Capital Cash Management Trust
         Capital Cash U.S. Government Securities Trust

         A cash management
         investment

         [LOGO]

         PROSPECTUS

         Service Shares


         To receive a free copy of the SAI, the annual or the semi-annual report, which includes information about both of the Funds, or other information about the Funds, or to make shareholder inquiries, call:

                    the Funds' Shareholder Servicing Agent at
                             800-952-6666 toll free

                              or you can write to:

                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809

                  For general inquiries and yield information,
                       call 800-228-7496 or 212-697-6666

         This Prospectus should be read and retained for future reference

                          CAPITAL CASH MANAGEMENT TRUST

                          Capital Cash Management Trust

                  Capital Cash U.S. Government Securities Trust

                         380 Madison Avenue, Suite 2300
                            New York, New York 10017

                                  212-697-6666
                                  800-228-7496
Statement of Additional Information                     October 31, 2001


         This Statement of Additional Information (the "SAI") is not a Prospectus. It relates to Capital Cash Management Trust (the "Trust") which has two separate funds, Capital Cash Management Trust and Capital Cash U.S. Government Securities Trust (each a "Fund" and collectively the "Funds"). There are two Prospectuses for the Funds dated October 31, 2001: one for Original Class Shares ("Original Shares"), the other for Service Class Shares ("Service Shares") of the Funds. References in the SAI to "the Prospectus" refer to either of these Prospectuses. The SAI should be read in conjunction with the Prospectus for the class of shares in which you are considering investing. Either or both Prospectuses may be obtained from the Fund's Shareholder Servicing Agent, PFPC Inc., by writing to: 400 Bellevue Parkway, Wilmington, DE 19809 or by calling:


                             800-228-7496 toll free

or from Aquila Distributors, Inc., the Fund's Distributor, by writing to it at 380 Madison Avenue, Suite 2300, New York, New York 10017; or by calling:

                             800-697-6666 toll free
Financial Statements

         The financial statements for the Trust for the year ended June 30, 2001, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the SAI. Those financial statements have been audited by KPMG LLP, independent auditors, whose report thereon is incorporated herein by reference. The Annual Report can be obtained without charge by calling any of the toll-free numbers listed above. The Annual Report will be delivered with the SAI.


TABLE OF CONTENTS
Trust History.........................................................
Investment Strategies and Risks.......................................
Policies of the Funds.................................................
Management of the Funds...............................................
Ownership of Securities...............................................
Investment Advisory and Other Services................................
Brokerage Allocation and Other Practices..............................
Capital Stock.........................................................
Purchase, Redemption, and Pricing of Shares...........................
Taxation of the Funds.................................................
Underwriter...........................................................
Performance...........................................................
Appendix A............................................................

                          CAPITAL CASH MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                  Trust History

         Capital Cash Management Trust (the "Trust") is an open-end investment company formed in 1976 as a Massachusetts business trust. The Trust is one of the oldest money-market mutual funds in the United States. The Trust consists of two separate funds: Capital Cash Management Trust (the "Cash Fund") and Capital Cash U.S. Government Securities Trust (the "Government Securities Fund"). They are collectively referred to as the "Funds." Until November 1, 1999, the Trust had only one portfolio, Capital Cash Management Trust.

                         Investment Strategies and Risks

         The investment objective and policies of each Fund are described in the Prospectus, which refers to the investments and investment methods described below.

Additional Information About the Cash Fund's Investments

         Under the current management policies, the Cash Fund invests only in the following types of obligations:

         (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         (2) Bank Obligations and Instruments Secured by Them: Bank obligations
(i) of U.S. regulated banks having total assets of at least $1.5 billion, which may be domestic banks, foreign branches of such banks or U.S. subsidiaries of foreign banks; (ii) of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) that are fully insured as to principal by the Federal Deposit Insurance Corporation. ("Banks" includes commercial banks, savings banks and savings and loan associations.)

         (3) Commercial Paper:  Short-term corporate debt.

         (4) Corporate Debt Obligations: Debt obligations issued by corporations (for example, bonds and debentures). Debentures are a form of unsecured debt issued by corporations.

         (5) Variable Amount Master Demand Notes: Variable amount master demand notes repayable on not more than 30 days' notice. These notes permit the investment of fluctuating amounts by the Cash Fund at varying rates of interest pursuant to direct arrangements between the Cash Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Cash Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Variable amount master demand notes may or may not be backed by bank letters of credit.

         (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest (see 2 above) or a corporation in whose commercial paper the Cash Fund may invest (see 3 above). If the Cash Fund invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them.

         (7) Repurchase Agreements: The Cash Fund may purchase securities subject to repurchase agreements with commercial banks and broker-dealers provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more nationally recognized statistical rating organizations ("NRSROs").

         (8) When-Issued or Delayed Delivery Securities: The Cash Fund may buy securities on a when-issued or delayed delivery basis. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Cash Fund's total assets, less liabilities other than the obligations created by when-issued commitments. When-issued securities are subject to market fluctuation and no interest accrues to the Cash Fund until delivery and payment take place; their value at the delivery date may be less than the purchase price.

Further Information About Variable Amount Master Demand Notes

         Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them. They are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time on not more than thirty days' notice. Except for those notes which are payable at principal amount plus accrued interest within seven days after demand, such notes fall within the Fund's overall 10% limitation on securities with possible limited liquidity. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be First Tier Securities (as defined in Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act")) and in connection with such purchases and on an ongoing basis, STCM Management Company, Inc. (the "Adviser") will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. Master demand notes as such are not typically rated by credit rating agencies and if not so rated the Fund may, under its minimum rating standards, invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Fund can invest.

Information About Insured Bank Obligations

         The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and savings institutions (collectively herein, "banks") up to $100,000. The Cash Fund may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Cash Fund will invest in them only within a 10% limit unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information about Certain Other Obligations

         The Cash Fund may purchase obligations other than those listed in the Prospectus, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Cash Fund may invest or a corporation in whose commercial paper it may invest. If any such guarantee is unconditional and is itself an Eligible Security (as defined in Rule 2a-7), the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is an Eligible Security and meets all other applicable requirements of Rule 2a-7. As of the date of the SAI the Cash Fund does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Cash Fund invests in these assets, they will be identified in the Prospectus and described in the SAI.

U.S. Government Securities

         Both Funds may invest in U.S Government securities (i.e., obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), which include securities issued by the U.S. Government, such as Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

         The Funds may invest in securities of U.S. government agencies and instrumentalities that issue or guarantee securities. These include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

         Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Funds will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser, acting under procedures approved by the Board of Trustees, is satisfied that these obligations present minimal credit risks.

Portfolio Turnover

         In general, the Funds will purchase securities with the expectation of holding them to maturity. However, the Funds may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Funds may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Funds will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Funds invest. (In the usual calculation of portfolio turnover, securities of the type in which the Funds invests are excluded; consequently, the high turnover which the Funds will have is not comparable to the turnover of non-money-market investment companies.)

When-Issued and Delayed Delivery Securities

         The Cash Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time that either Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Cash Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. The Cash Fund will maintain and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Cash Fund will meet its obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Cash Fund chooses to dispose of any right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. The Cash Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments.

Diversification and Certain Industry Requirements

         The Cash Fund has a rule under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Fund considers the industry of the issuer to be that of the related operating company.

                              Policies of the Funds

Investment Restrictions

         Each Fund has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies," may not be changed unless the holders of a majority, as defined in the 1940 Act, of the outstanding shares of that Fund vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of a Fund means the vote of the holders of the lesser of (a) 67% or more of the Fund's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented, or (b) more than 50% of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.

         Investment Restrictions of the Cash Fund

         The following restrictions on the Cash Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Cash Fund.

1. The Cash Fund has diversification and anti-concentration requirements.

         The Cash Fund cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

         The Cash Fund cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, Rule 2a-7 limits investment in " Second Tier" Securities to 5% of the Cash Fund's assets in the aggregate, and to no more than the greater of 1% of the Cash Fund's assets or $1,000,000 in the securities of any one issuer.

         As stated above, the Cash Fund cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry: U.S. Government securities and those domestic bank obligations and instruments of domestic banks which the Cash Fund may purchase are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

2. The Cash Fund can make loans only by lending securities or entering into repurchase agreements.

         The Cash Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Cash Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets and enter into repurchase agreements. While the Cash Fund can lend up to 10% of its portfolio, it does not currently foresee lending more than 5% of its portfolio. The Cash Fund will not purchase any securities subject to a repurchase agreement if thereafter more than 10% of its total assets would be invested in such securities subject to repurchase agreements calling for delivery in more than seven days. The Cash Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Cash Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

3. The Cash Fund can borrow only in limited amounts for special purposes.

         The Cash Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and in amounts not in excess of 15% of its assets at the time of such borrowing. Interest on borrowings would reduce the Cash Fund's income. Except in connection with borrowings, the Cash Fund will not issue senior securities.

         Investment Restrictions of the Government Securities Fund

         The following restrictions on the Government Securities Fund's investments are fundamental policies and cannot be changed without approval of the shareholders of the Government Securities Fund.

         1. The Government Securities Fund can make loans only by lending securities or entering into repurchase agreements.

         The Government Securities Fund can buy those debt securities which it is permitted to buy; this is investing, not making a loan. The Government Securities Fund can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets to specified borrowers (broker-dealers, banks and certain other financial institutions) to increase its income and enter into repurchase agreements. The Government Securities Fund may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Government Securities Fund and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

     2. The Government Securities Fund can borrow only in limited amounts for special purposes.

         The Government Securities Fund can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and only up to the lesser of the amounts borrowed or 5% of the value of its total assets. Interest on borrowings would reduce the Government Securities Fund's income. The Government Securities Fund will not purchase any securities while it has any outstanding borrowings which exceed 5% of the value of its assets. Except in connection with borrowings, the Government Securities Fund will not issue senior securities.

Restrictions Applicable to Both of the Funds

1. The Funds invest only in certain limited securities.

         Since the Funds cannot buy any securities other than those listed under "The Cash Fund: Objective, Investment Strategies and Main Risks" and " The Government Securities Fund: Objective, Investment Strategies and Main Risks" in the Prospectus or under "Investment Strategies and Risks" in the SAI, the Funds cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof.

         The Cash Fund cannot purchase or hold the securities of any issuer if, to its knowledge, any Trustee, Director or officer of the Fund or its Adviser individually owns beneficially more than 0.5% of the securities of that issuer and all such Trustees, Directors and officers together own in the aggregate more than 5% of such securities.

         The Funds cannot buy or sell real estate; however the Cash Fund may purchase marketable securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

2. Almost all of the Funds' assets must be in established companies.

         Only 5% of a Fund's total assets may be invested in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.

3. The Funds do not buy for control.

         The Funds cannot invest for the purpose of exercising control or management of other companies.

4. The Funds do not sell securities they don't own or borrow from brokers to buy securities.

         Thus, they cannot sell short or buy on margin.

5. The Funds are not underwriters.

         The Funds cannot invest in securities for which there are legal or contractual restrictions on resale or underwrite securities of other issuers except insofar as a Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

                             Management of the Funds

The Board of Trustees

         The business and affairs of each Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

Trustees and Officers

         The Trustees and officers of the Trust, their affiliations, if any, with the Adviser or Distributor and their principal occupations during at least the past five years are set forth below. Each of the Trustees and officers holds the same position with both of the Funds. Mr. Herrmann and Ms. Herrmann are "interested persons" of the Trust as that term is defined in the 1940 Act as officers of the Trust; in addition Mr. Herrmann is an officer, director and shareholder of the Adviser and of the Distributor and each is an interested person as a member of the immediate family of the other. Mr. Mason is an interested person as an officer of the Trust. As of the date of this SAI, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of either Fund.

         In the following material the Funds (together with the other Aquila money-market funds) are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; and Aquila Cascadia Equity Fund and Aquila Rocky Mountain Equity Fund are called the "Aquila Equity Funds."

Name, Position
with the Trust,
Address, Age                           Business Experience


Lacy B. Herrmann*               Founder and Chairman of the Board of Aquila
President and Chairman          Management Corporation, the sponsoring
of the Board of Trustees        organization and Manager or Administrator
380 Madison Avenue              and/or Adviser or Sub-Adviser to the
New York, NY                    Aquila Money-Market Funds, the Aquila Bond
10017                           Funds and the Aquila Equity Funds,
Age: 72                         and Founder, Chairman of the Board of Trustees
                                and (currently or until 1998)
                                President of each since its
                                establishment, beginning in 1984;
                                Director of Aquila Distributors,
                                Inc., distributor of the above
                                funds, since 1981 and formerly Vice
                                President or Secretary, 1981-1998;
                                President and a Director of STCM
                                Management Company, Inc., sponsor
                                and sub-adviser to Capital Cash
                                Management Trust and Capital Cash
                                U.S. Government Securities Trust;
                                Founder and Chairman of several
                                other money market funds; Director
                                or Trustee of OCC Cash Reserves,
                                Inc. and Quest For Value
                                Accumulation Trust, and Director or
                                Trustee of Oppenheimer Quest Value
                                Fund, Inc., Oppenheimer Quest
                                Global Value Fund, Inc. and
                                Oppenheimer Rochester Group of
                                Funds, each of which is an open-end
                                investment company; Trustee of
                                Brown University, 1990-1996 and
                                currently Trustee Emeritus;
                                actively involved for many years in
                                leadership roles with university,
                                school and charitable
                                organizations.

Paul Y. Clinton                 Principal of Clinton Management
Trustee                         Associates, a financial and venture
39 Blossom Avenue               capital consulting firm; formerly
Osterville, MA                  Director of External Affairs of Kravco
Age: 70                         Corporation, a national real estate
                                owner and developer, 1984-1995;
                                formerly President of Essex
                                Management Corporation, a
                                management and financial consulting
                                company, 1979-1983; Trustee of
                                Capital Cash Management Trust since
                                1979, of Narragansett Insured
                                Tax-Free Income Fund since 1996 and
                                of Prime Cash Fund (which is
                                inactive) since 1993; Trustee of
                                Short Term Asset Reserves,
                                1984-1996; general partner of
                                Capital Growth Fund, a venture
                                capital partnership, 1979-1982;
                                President of Geneve Corp., a
                                venture capital fund, 1970-1978;
                                formerly Chairman of Woodland
                                Capital Corp., a small business
                                investment company; formerly Vice
                                President, W.R. Grace & Co;
                                Director or Trustee of OCC Cash
                                Reserves, Inc., Oppenheimer Quest
                                Global Value Fund, Inc.,
                                Oppenheimer Quest Value Fund, Inc.,
                                a series of Quest Funds and Trustee
                                of Quest For Value Accumulation
                                Trust, and of the Rochester Group
                                of Funds, each of which is an
                                open-end investment company; and of
                                the Oppenheimer Funds Inc. Mid-Cap
                                Fund.

Diana P. Herrmann*              President and Chief Operating Officer of
Trustee and Vice President      the Administrator since 1997, a
380 Madison                     Director since 1984, Secretary since 1986
Avenue                          and previously its Executive Vice
New York,                       President, Senior Vice President
NY 10017                        or Vice President, 1986-1997;
Age: 43                         President of various Aquila Bond and
                                Money-Market Funds since 1998; Assistant
                                Vice President, Vice President,
                                Senior Vice President or Executive
                                Vice President of Aquila
                                Money-Market, Bond and Equity Funds
                                since 1986; Trustee of a number of
                                Aquila Money-Market, Bond and Equity
                                Funds since 1995; Trustee of Reserve
                                Money-Market Funds, 1999-2000 and of
                                Reserve Private Equity Series,
                                1998-2000; Assistant Vice President
                                and formerly Loan Officer of
                                European American Bank, 1981-1986;
                                daughter of the Fund's Chairman;
                                Trustee of the Leopold Schepp
                                Foundation (academic scholarships)
                                since 1995; actively involved in
                                mutual fund and trade associations
                                and in college and other volunteer
                                organizations.


Theodore T. Mason*              Executive Director of Louisiana Power Partners,
Trustee and Vice Chairman       LLC since 1999 and of East Wind Power Partners
26 Circle Drive,                since 1994; First Vice President of the
Hastings-on-Hudson,             Alumni Association of SUNY Maritime College
NY 10706                        (Second Vice President, 1998-2000) and
Age: 65                         Director of the same organization since 1997;
                                Director of Cogeneration Development of
                                Willamette Industries, Inc., a
                                forest products company, 1991-1993;
                                Vice President of Corporate
                                Development of Penntech Papers,
                                Inc., 1978-1991; Vice President of
                                Capital Projects for the same
                                company, 1977-1978; Vice Chairman
                                of the Board of Trustees of Capital
                                Cash Management Trust since 1981,
                                Trustee and Vice President,
                                1976-1981, and formerly Director of
                                its predecessor; Director of STCM
                                Management Company, Inc.; Vice
                                Chairman of the Board of Trustees
                                and Trustee of Prime Cash Fund
                                (which is inactive) since 1982;
                                Trustee of Short Term Asset
                                Reserves, 1984-1986 and 1989-1996,
                                of Hawaiian Tax-Free Trust and
                                Pacific Capital Cash Assets Trust
                                since 1984, of Churchill Cash
                                Reserves Trust since 1985, of
                                Pacific Capital Tax-Free Cash
                                Assets Trust and Pacific Capital
                                U.S. Government Securities Cash
                                Assets Trust since 1988 and of
                                Churchill Tax-Free Fund of Kentucky
                                since 1992; Trustee of OCC
                                Accumulation Trust and the OCC Cash
                                Reserves, Inc. since 1999; Director
                                of The Maritime Industry Museum at
                                Fort Schuyler and of the Maritime
                                College at Fort Schuyler
                                Foundation, Inc. since 2000;
                                President and Director of Ted Mason
                                Venture Associates, Inc., a venture
                                capital consulting firm, 1972-1980;
                                Advisor to the Commander, U.S.
                                Maritime Defense Zone Atlantic,
                                1984-1988; National Vice President,
                                Surface/Subsurface, Naval Reserve
                                Association, 1985-1987; National
                                Vice President, Budget and Finance,
                                for the same Association,
                                1983-1985; Commanding Officer of
                                four Naval Reserve Units,
                                1974-1985; Captain, USNR,
                                1978-1988.

Anne J. Mills                   President, Loring Consulting Company since
Trustee                         2001; Vice President for Business Affairs
167 Glengarry Place             of Ottawa University, 1992-2001;
Castle Rock,                    IBM Corporation, 1965-1991; Budget
CO 80104                        Review Officer of the American
Age: 62                         Baptist Churches/USA, 1994-1997; Director
                                of the American Baptist Foundation,
                                1985-1996 and since 1998; Trustee
                                of Brown University, 1992-1999;
                                Trustee of Churchill Cash Reserves
                                Trust, 1985-2001, of Tax-Free Trust
                                of Arizona since 1986, of Churchill
                                Tax-Free Fund of Kentucky, Tax-Free
                                Fund of Colorado and Capital Cash
                                Management Trust since 1987 and of
                                Tax-Free Fund For Utah since 1994.

Cornelius T. Ryan               Founder and General Partner of Oxford
Trustee                         Ventures Partners, a group of investment
c/o Oxford Partners             venture capital partnerships, since
315 Post Road West              1981 and Founder and General Partner of
Westport, CT 06680              Oxford Bioscience Partners, a group of
Age: 69                         venture capital partnerships focused on life
                                sciences, genomics, healthcare information technology and medical devices, since 1991; Trustee of Capital
                                Cash Management Trust since
                                1976, of Prime Cash Fund (which is inactive),
                                1983-1996 and of
                                Aquila Rocky Mountain Equity Fund since
                                1996; President of AMR
                                International, Inc., a management training and publishing company,
                                1978-1980; President of GTE New Ventures
                                Corporation, 1974-1978;
                                Vice President, Corporate Development and strategic development of
                                GTE Corporation, 1974-1978; President
                                and a founder of Randolph
                                Computer Corporation, 1965-1974; Director of Neuberger & Berman
                                Equity Funds, since 1988.


J. William Weeks                Trustee of Capital Cash Management Trust since
Trustee                         2001, of Narragansett Insured
210 Jamaica Lane                Tax-Free Income Fund and of Tax-
Palm Beach, FL 33480            Free Fund of Colorado since 1995;
Age: 74                         Senior Vice President of Tax-Free Fund
                                of Colorado and Narragansett Insured
                                Tax-Free Income Fund, 1992-1995;
                                Vice President of Hawaiian Tax-Free
                                Trust, Tax-Free Trust of Arizona,
                                Tax-Free Trust of Oregon and
                                Churchill Tax-Free Fund of Kentucky,
                                1990-1995; Senior Vice President or
                                Vice President of the Bond Funds and
                                Vice President of Short Term Asset
                                Reserves and Pacific Capital Cash
                                Assets Trust, 1984-1988; President
                                and Director of Weeks & Co., Inc.,
                                financial consultants, 1978-1988;
                                limited partner and investor in
                                various real estate partnerships
                                since 1988; partner of Alex. Brown &
                                Sons, investment bankers, 1966-1976;
                                Vice President of Finance and
                                Assistant to the President of Howard
                                Johnson Company, a restaurant and
                                motor lodge chain, 1961-1966;
                                formerly with Blyth & Co., Inc.,
                                investment bankers.

Charles E.                       Senior Vice President, Corporate
Childs III                       Development, since 1998, formerly Vice
Senior Vice                      President, Assistant Vice President
President                        and Associate of the Administrator since 1987;
380 Madison Avenue               Senior Vice President, Vice President
New York, New York               or Assistant Vice President of the
10017                            Money-Market Funds since 1988; Northeastern
Age: 44                          University, 1986-1987 (M.B.A., 1987);
                                 Financial Analyst, Unisys
                                 Corporation, 1986; Associate
                                 Analyst at National Economic
                                 Research Associates, Inc. (NERA), a
                                 micro-economic consulting firm,
                                 1979-1985.

John M. Herndon                  Assistant Secretary of the Aquila Money-
Vice President and               Market, Bond and Equity Funds since 1995
Assistant Secretary              and Vice President of the Aquila Money-
380 Madison Avenue               Market Funds since 1990; Vice President of
New York, NY 10017               the Administrator since 1990; Investment
Age: 61                          Services
                                 Consultant and Bank Services Executive
                                 of Wright Investors' Service, a
                                 registered investment adviser,
                                 1983-1989; Member of the American
                                 Finance Association, the Western
                                 Finance Association and the Society
                                 of Quantitative Analysts.

Rose F. Marotta                  Chief Financial Officer of the Aquila
Chief Financial Officer          Money-Market, Bond and Equity Funds
380 Madison Avenue               since 1991 and Treasurer, 1981-1991;
New York, NY                     formerly Treasurer of the predecessor of
10017                            Capital Cash Management Trust; Treasurer
Age: 77                          and Director of STCM Management Company,
                                 Inc. since 1974; Chief Financial Officer of the Administrator since
                                 1984 and of the Distributor, 1985-2000.

Joseph P. DiMaggio               Treasurer of the Aquila Money-Market,
Treasurer                        Bond and Equity Funds; Treasurer of Aquila
380 Madison Avenue               Distributors, Inc. since 2000; Controller of
New York, NY 10017               Van Eck Global Funds, 1993-2000; Mutual
Age: 44                          Fund Accounting Manager of Alliance
                                 Capital Management L.P., 1985-1993.

Lori A Vindigni                  Assistant Vice President of Aquila Management
Assistant Treasurer              Corporation since 1998, Fund Accountant
380 Madison Avenue               for the Aquilasm Group of Funds, 1995-1998;
New York, NY                     Staff Officer and Fund Accountant of
10017                            Citibank Global Asset Management Group of
Age: 34                          Investment Companies, 1994-1995; Fund
                                 Accounting Supervisor of Dean Witter Group of Investment Companies, 1990-1994.

Edward M. W. Hines               Partner of Hollyer Brady Smith & Hines
Secretary                        LLP, attorneys, since 1989 and counsel,
551 Fifth Avenue                 1987-1989; Secretary of the Aquila Money-
New York, NY 10176               Market, Bond and Equity Funds since 1982.
Age: 61

Robert W. Anderson               Compliance Officer of Aquila Management
Assistant Secretary              Corporation since 1998 and Assistant
380 Madison Avenue               Secretary of the Aquila Money-Market,
New York, NY 10017               Bond and Equity Funds since 2000;
Age: 61                          Consultant, The Wadsworth Group, 1995-1998;
                                 Executive Vice President of
                                 Sheffield Management Company
                                 (investment adviser and distributor
                                 of a mutual fund group), 1986-1995.

Compensation of Trustees

         The Trust does not pay fees to Trustees affiliated with the Adviser or the Administrator or to any of either Fund's officers. During the fiscal year ended June 30, 2001, the Cash Fund paid $10,583 in fees and reimbursement of expenses to the Trustees and the Government Securities Fund paid $9,978. The Funds are among the 14 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money-market funds and equity funds. The following table lists the compensation of all Trustees who received compensation from the Funds and the compensation they received during the Funds' fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Funds or any of the other funds in the Aquila group.




                             Compensation Government            Compensation
                               from the Securities              from the
Name                                Cash Fund                   Fund


Paul Y. Clinton                     $2,500                      2,500

Theodore T. Mason                      $0                         $0

Anne J. Mills                       $2,813                      $2,887

Cornelius T. Ryan                   $2,500                      $2,500

                                  Compensation                  Number of
                                    from all                    boards on
                                    funds in the                which the
                                    Aquilasm                    Trustee
Name                                Group                       now serves

Paul Y. Clinton                     $ 9,850                     3

Theodore T. Mason                   $52.400                     8

Anne J. Mills                       $37,750                     7

Cornelius T. Ryan                   $ 7,750                     3

                             Ownership of Securities


On October 1, 2001, the following persons held 5% or more of the outstanding shares of the specified class. On the basis of information received from the holder, management believes that all of the shares held by First Utah Bank are held for the benefit of clients.

Name and address
of the holder of
record                              Number of shares          Percent of class

The Cash Fund: Original Shares

Anthony L. Cucuzzella, M.D.
901 Westover Rd.
Wilmington, DE                      336,700 shares                     15.50%

Aquila Distributors, Inc.
380 Madison Ave
New York, NY                        231,721 shares                     10.64%

William J. Boyle
and Margaret M. Boyle
JTTEN
10 Canterbury Pl.
Cranford, NJ                        128,294 shares                     5.90%

Michael S. Palazzolo
259 Loring Ave.
Edison, NJ                          166,822 shares                     7.67%

The Government Securities Fund: Original Shares

Aquila Management Corp.
380 Madison Ave
New York, NY                        1 share                            100%

The Government Securities Fund: Service Shares

First Utah Bank
3826 South 2300 East
Salt Lake City, UT                  6,394,841                          100%

         The Funds' management is not aware of any person, other than those named above, who beneficially owned 5% or more of either class of a Fund's outstanding shares on such date.

         The Trustees and officers of the Funds owned less than 1% of the shares of each class.

                     Investment Advisory and Other Services

         The services of STCM Management Company, Inc. (the "Adviser") to each Fund are rendered under an Investment Advisory Agreement between that Fund and the Adviser (together, the "Advisory Agreements") which was most recently approved by the shareholders of the Cash Fund in 1992 and of the Government Securities Fund in 1999.

         The Advisory Agreements of the Funds provide, subject to the control of the Board of Trustees, for investment supervision by the Adviser. Under each Advisory Agreement, the Adviser will furnish information as to the Fund's portfolio securities to any provider of fund accounting services to the Fund; will monitor records of each Fund as to the Fund's portfolio, including prices, maintained by such provider of such services; and will supply at its expense, monthly or more frequently as may be necessary, pricing of each Fund's portfolio based on available market quotations using a pricing service or other source of pricing information satisfactory to that Fund. Each Advisory Agreement states that the Adviser shall, at its expense, provide to the Fund all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

         Under each Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Fund and of those Trustees, if any, who are affiliated with the Adviser, provided, however, that if any Trustee is an affiliate of the Adviser solely by reason of being a member of its Board of Directors, the Funds may pay compensation to such Trustee, but at a rate no greater than the rate they pay to the other Trustees. Under the Advisory Agreements, each Fund bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to its shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under each Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Fund's Administration Agreement or by the Fund's principal underwriter are paid by the Fund. The Advisory Agreements list examples of such expenses borne by the Funds, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent, fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Funds and their shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

         Under each Advisory Agreement, the Fund pays a fee payable monthly and computed on the net asset value of the Fund as of the close of business each business day at the annual rate of 0.20 of 1% of such Fund's average daily net assets.

         The Adviser agrees (for the Cash Fund only) that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (as described in the Agreement) of the amount, if any, by which the Cash Fund's total expenses in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of the Cash Fund's average annual net assets, plus 1% of the Trust's average annual net assets in excess of $30 million, or (ii) 25% of the Cash Fund's total annual investment income.

         Each Advisory Agreement may be terminated by the Adviser at any time without penalty upon giving the Fund sixty days' written notice, and may be terminated by the Fund at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Fund shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940
Act) of its voting securities at the time outstanding and entitled to vote; it automatically terminates in the event of its assignment (as defined).

         Each Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Adviser to act as investment adviser for any other person, firm or corporation. Each Fund agrees to indemnify the Adviser to the full extent permitted under the Trust's Declaration of Trust.

         Each Advisory Agreement states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the Securities Act of 1933 and the 1940 Act, except for the information supplied by the Adviser for inclusion therein.

         Each Advisory Agreement contains provisions as to the Fund's portfolio transactions which are described under "Brokerage Allocation and other practices," below.

The Administration Agreements

         Under Administration Agreements with each Fund (the "Administration Agreements"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Fund and pays all compensation of the Fund's Trustees, officers and employees who are affiliated persons of the Administrator. The Administration Agreement went into effect with respect to the Cash Fund on November 1, 1993. The Agreement with the Government Securities Fund went into effect November 1, 1999.

         Under the Administration Agreements, subject to the control of the Funds' Board of Trustees, the Administrator provides all administrative services to each Fund other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Funds, and overseeing all relationships between the Funds and their transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Funds and for the sale, servicing or redemption of the Funds' shares.

         Under the Administration Agreements, each Fund pays a fee payable monthly and computed on the net asset value of the Fund at the end of each business day at the annual rate of 0.15 of 1% of such net asset value. The Administrator has agreed (Cash Fund only) that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (as described in the Agreement) of the amount, if any, by which the Cash Fund's total expenses in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of the Cash Fund's average annual net assets, plus 1% of the Cash Fund's average annual net assets in excess of $30 million, or (ii) 25% of the Trust's total annual investment income.

         In addition to the foregoing expense limitation, the Administration Agreement for each Fund contains provisions under which the Administrator agrees to waive fees and reimburse expenses to each Fund as required so that the total expenses of each Fund in any fiscal year shall not exceed 0.60 of 1% of its average annual net assets. The payment of any fee under the Administration Agreement to the Administrator at the end of any month will be reduced or postponed as may be required by reason of the expense guarantee, subject to readjustment during the year. Any reimbursement of expense to the Funds with respect to a fiscal year will be made during or at the end of that fiscal year, and any reimbursements made during the fiscal year will be subject to readjustment during the year. The expense guarantee continues from year to year, provided, however, that upon at least six months' written notice to a Fund, the Administrator may cancel its obligation under this expense guarantee. Upon the expiration of the expense guarantee, any amount then outstanding thereunder shall be paid, and thereupon neither party shall have any further liability to the other thereunder. The expense guarantees and any outstanding obligations thereunder shall survive the termination of the Administration Agreements.

Advisory and Administration Fees

         During the three fiscal years ended June 30, 2001, 2000 and 1999 the following fees were accrued, all of which were waived, except as indicated. The expense limitation provisions in the Advisory and Administration Agreements in effect would in any event have precluded any of such fees during these years.

To the Adviser:

                          Cash Fund                         Government
                                                            Securities Fund

2001                       $3,593                            $7,314(1)

2000                       $3,625                            $3,828(2)

1999                       $3,370                            N/A

1998                       $3,238                            N/A


To the Administrator:

2001                       $2,695(1)                          $5,486(1)

2000                       $2,719(2)                          $2,871(2)

1999                       $2,527(3)                           N/A


         (1) The Administrator also reimbursed the Cash Fund $29,247 to comply with the expense limitation, $15,289 pursuant to the agreement regarding total expenses of the Cash Fund and $3,615 voluntarily, totaling $48,560. The Administrator reimbursed the Government Securities Fund $38,827. The Adviser and Administrator waived $7,314 and $5,486 of their fees, respectively.


         (2) The Administrator also reimbursed the Cash Fund $61,339 to comply with the expense limitation, $14,723 pursuant to the agreement regarding total expenses of the Cash Fund and $3,639 voluntarily, totaling $79,701. The Administrator reimbursed the Government Securities Fund $6,613. The Adviser and Administrator waived $1,961 and $2,871 of their fees, respectively.


         (3) The Administrator also reimbursed the Trust $31,563 to comply with the expense limitation, $11,474 pursuant to the agreement regarding total expenses of the Trust and $3,360 voluntarily, totaling $46,397.


Transfer Agent, Custodian and Auditors

         The Funds' Shareholder Servicing Agent (transfer agent) is PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

         Each Fund's Custodian is Bank One Trust Company N.A., 100 East Broad Street, Columbus, OH 43271; it receives, holds and delivers the Funds' portfolio securities (including physical securities, book-entry securities, and securities in depositories) and money, performs related accounting functions and issues reports to the Funds.

         The Funds' auditors, KPMG LLP, 757 Third Avenue, New York, New York 10017 perform an annual audit of the Funds' financial statements.

                    Brokerage Allocation and Other Practices

         During the fiscal years ended June 30, 2001, 2000 and 1999 all of the Funds' transactions were principal transactions and no brokerage commissions were paid. Brokerage allocation and other practices relating to brokerage are set forth in the Advisory Agreements. Each Advisory Agreement provides that in connection with its duties to arrange for the purchase and sale of the Fund's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Fund to achieve "best execution," i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Adviser shall cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Fund expects that most transactions will be principal transactions at net prices and that the Fund will incur little or no brokerage costs. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Fund or any other investment company or companies having the Adviser as its investment adviser or having the same sub-adviser, Administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund and/or other accounts of the Adviser and that research received by such other accounts may or may not be useful to the Fund.

Limitation of Redemptions in Kind

         Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                                  Capital Stock

Description of Shares

         The Trust issues two series of shares, each series constituting the shares of a Fund. Each series has separate assets and liabilities and is comprised of two classes of shares: Original Shares and Service Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in a Fund. Income, direct liabilities and direct operating expenses of each series will be allocated directly to such series, and general liabilities and expenses, if any, of the Trust will be allocated among the series in a manner acceptable to the Board of Trustees. Certain expenses of a series specifically allocable to a particular class will be borne by that class; the expense of the series not so allocated will be allocated among the classes in a manner acceptable to the Board of Trustees and in accordance with any applicable exemptive order or rule of the SEC. Upon liquidation of a series, shareholders of each class of the series are entitled to share pro-rata (subject to liabilities, if any, allocated specifically to that class) in the net assets of that series available for distribution to shareholders and upon liquidation of the Trust, the respective series are entitled to share proportionately in the assets available to the Trust after allocation to the various series. If they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order) or the Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). Shares are fully paid and non-assessable, except as set forth below with respect to potential liability of shareholders of a Massachusetts business Trust; the holders of shares have no pre-emptive or conversion rights.

Voting Rights

         At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) represented by the shares held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The Trust may be terminated
(i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of each series. If not so terminated, the Trust will continue indefinitely. Rule 18f-2 under the 1940 Act provides that matters submitted to shareholders be approved by a majority of the outstanding voting securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirement. Classes do not vote separately except that, as to matters exclusively affecting one class (such as the adoption or amendment of class-specific provisions of the Distribution Plan), only shares of that class are entitled to vote.

         Each Fund has two classes of shares:

         Original Shares: Original Shares are offered solely to (1) institutions for their own account or acting for investors in a fiduciary, agency, investment advisory or custodial capacity; (2) persons entitled to exchange into such shares under the Fund's exchange privilege; (3) shareholders of record on November 1, 1999, the date on which the Funds first offered two classes of shares; (4) Trustees and officers of funds in the Aquilasm Group of Funds; (5) officers and employees of the Adviser, Administrator and Distributor and (6)) members of entities, including membership organizations and associations of common interest, which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest and which have entered into agreements with the Distributor under a Fund's Distribution Plan. Original Shares are sold with no sales charge and there is no redemption fee.

         Service Shares: Service Shares are offered to anyone. There are no sales charges or redemption fees. Service Shares of each Fund are subject to a Distribution (12b-1) fee of 0.25 of 1% of the average annual assets of the Fund represented by Service Shares.

         The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of a trust such as the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, for the protection of shareholders, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by any Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust itself would be unable to meet its obligations. If any series or class is unable to meet the obligations attributable to it (which, in the case of the Trust, is a remote possibility), other series or classes would be subject to such obligations with a corresponding increase in the risk of the shareholder liability mentioned in the prior sentence.

         The Declaration of Trust further indemnifies the Trustees out of the assets of each Fund and provides that they will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                   Purchase, Redemption and Pricing of Shares

Amortized Cost Valuation

         The Funds operate under Rule 2a-7 (the "Rule") of the Securities and Exchange Commission which permits them to value their portfolios on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

         While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on a Fund's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

         Under the Rule, each Fund's Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions. Such procedures must include review of the Fund's portfolio holdings by the Board of Trustees at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Fund's net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

         Under the Rule, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the net asset value per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations. The Procedures contemplate changes in the dividends payable by each Fund under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

Computation of Daily Dividends

         Under the Procedures that each Fund's Board of Trustees has adopted relating to amortized cost valuation, the calculation of each Fund's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between net asset value determined on an amortized cost basis and that determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within $0.003.

         If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.

Automatic Withdrawal Plan

         If you own or purchase shares of a Fund having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.

         Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

         Redemption of shares for withdrawal purposes may reduce or even liquidate the account. Monthly or quarterly payments paid to shareholders may not be considered as a yield or income on investment.

Exchange Privilege

         There is an exchange privilege as set forth below among the Funds and certain tax-free municipal bond funds and equity funds (the "Bond or Equity Funds") and certain money-market funds (together with the Trust, the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Manager or Administrator and Distributor as the Funds. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila Bond or Equity Funds are Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are the Funds, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares) and Pacific Capital U.S. Government Securities Cash Assets Trust (Original Shares) .

         The Aquila Bond and Equity Funds offer classes of shares: Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares"), which can be purchased by anyone, Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity and are not offered directly to retail customers, and Class I Shares ("Financial Intermediary Class Shares"), which are offered only to financial intermediaries. The Exchange Privilege has different provisions for exchanges for each class.

         Generally, you can exchange shares of a given class of a Bond or Equity Fund for shares of the same class of any other Bond or Equity Fund, or for shares of any Money-Market Fund, without the payment of a sales charge or any other fee, and there is no limit on the number of exchanges you can make from fund to fund. However, the following important information should be noted:

         (1) Originally purchased Money-Market Fund shares. Shares of a Money-Market Fund (and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares) acquired directly in a purchase (or in exchange for Money-Market Fund shares that were themselves directly purchased), rather than in exchange for shares of a Bond or Equity Fund, may be exchanged for shares of any class of any Bond or Equity Fund that the investor is otherwise qualified to purchase, but the shares received in such an exchange will be subject to the same sales charge, if any, that they would have been subject to had they been purchased rather than acquired in exchange for Money-Market Fund shares. If the shares received in exchange are shares that would be subject to a contingent deferred sales charge ("CDSC") if purchased directly, the holding period governing the CDSC will run from the date of the exchange, not from the date of the purchase of Money-Market Fund shares.

         (2) CDSCs upon redemptions of shares acquired through exchanges. If you exchange shares subject to a CDSC, no CDSC will be imposed at the time of exchange, but the shares you receive in exchange for them will be subject to the applicable CDSC if you redeem them before the requisite holding period (extended, if required) has expired.

         If the shares you redeem would have incurred a CDSC if you had not made any exchanges, then the same CDSC will be imposed upon the redemption regardless of the exchanges that have taken place since the original purchase.

         (3) Extension of holding periods by owning Money-Market Funds. Any period of 30 days or more during which Money-Market Fund shares received on an exchange of CDSC Class A Shares or Class C Shares are held is not counted in computing the applicable holding period for CDSC Class A Shares or Class C Shares.

         The Funds, as well as the other Money-Market Funds and Bond or Equity Funds, reserve the right to reject any exchange into their shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Funds may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

         All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired.

         To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Bond or Equity Fund will be its public offering price).

         An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period; no representation is made as to the deductibility of any such loss should such occur.

         Dividends paid by the Money-Market Funds are taxable, except to the extent that dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free money market fund) are exempt from regular Federal income tax, and to the extent that dividends paid by Pacific Capital U.S. Government Securities Cash Assets Trust and the Government Securities Fund (which invest in U.S. Government obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a bond fund or a tax-free money-market fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a bond or equity fund or a tax-free money-market fund under the exchange privilege arrangement.

         If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

Transfer on Death Registration

         Each of the funds in the Aquilasm Group of Funds now permits registration of its shares in beneficiary form, subject to the funds' rules governing Transfer on Death ("TOD") registration, if the investor resides in a state that has adopted the Uniform Transfer on Death Security Registration Act (a "TOD State"; for these purposes, Missouri is deemed to be a TOD State). This form of registration allows you to provide that, on your death, your shares are to be transferred to the one or more persons that you specify as beneficiaries. To register shares of the Trust in TOD form, complete the special TOD Registration Request Form and review the Rules Governing TOD Registration; both are available from the Agent. The Rules, which are subject to amendment upon 60 days' notice to TOD account owners, contain important information regarding TOD accounts with the Funds; by opening such an account you agree to be bound by them, and failure to comply with them may result in your shares' not being transferred to your designated beneficiaries. If you open a TOD account with a Fund that is otherwise acceptable but, for whatever reason, neither the Fund nor the Transfer Agent receives a properly completed TOD Registration Request Form from you prior to your death, the Funds reserve the right not to honor your TOD designation, in which case your account will become part of your estate.

          You are eligible for TOD registration only if, and as long as, you reside in a TOD State. If you open a TOD account and your account address indicates that you do not reside in a TOD State, your TOD registration will be ineffective and the Funds may, in their discretion, either open the account as a regular (non-TOD) account or redeem your shares. Such a redemption may result in a loss to you and may have tax consequences. Similarly, if you open a TOD account while residing in a TOD State and later move to a non-TOD State, your TOD registration will no longer be effective. In both cases, should you die while residing in a non-TOD State the Funds reserve the right not to honor your TOD designation. At the date of this SAI, most states are TOD States.

 Distribution Plan

         Each Fund has adopted a Distribution Plan under Rule 12b-1 ("Rule 12b-1") under the 1940 Act; both have substantially the same terms. In the following material the "Plan" means the Plan of either Fund. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under Rule 12b-1. The Plan is in two parts.

         The Plan states that while it is in effect, the selection and nomination of those Trustees of any Fund who are not "interested persons" of the Fund shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

Part I of the Plan

         Part I of the Plan is designed to protect against any claim involving the Fund that the administration fee and some of the expenses which the Fund pays or may pay come within the purview of Rule 12b-1. No Fund considers such fee or any payment enumerated in Part I of the Plan as so financing any such activity. However, it might be claimed that such fee and some of the expenses a Fund pays come within the purview of Rule 12b-1. If and to the extent that any payments (including fees) specifically listed in Part I of the Plan are considered to be primarily intended to result in or are indirect financing of any activity which is primarily intended to result in the sale of a Fund's shares, these payments are authorized under the Plan.

         As used in Part I of the Plan, "Qualified Recipients" means (i) any principal underwriter or underwriters of the Fund (other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of the Administrator) and (ii) broker-dealers or others selected by Aquila Management Corporation (the "Administrator") with which it or a Fund has entered into written agreements ("Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of a Fund's shares or servicing shareholder accounts. "Qualified Holdings" means, as to any Qualified Recipient, all Fund shares beneficially owned by such Qualified Recipient or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Qualified Recipient was, in the sole judgment of the Administrator, instrumental in the purchase and/or retention of such Fund shares and/or in providing administrative assistance in relation thereto.

         The Plan permits the Administrator to make payments ("Administrator's Permitted Payments") to Qualified Recipients. These Administrator's Permitted Payments are made by the Administrator and are not reimbursed by the Fund to the Administrator. Permitted Payments may not exceed, for any fiscal year of a Fund (pro-rated for any fiscal year which is not a full fiscal year), 0.10 of 1% of the average annual net assets of that Fund. The Administrator shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) to determine the amount of Administrator's Permitted Payments, if any, to each Qualified Recipient, provided that the total Administrator's Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Administrator is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient; (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. The Plan states that whenever the Administrator bears the costs, not borne by a Fund's Distributor, of printing and distributing all copies of the Fund's prospectuses, statements of additional information and reports to shareholders which are not sent to the Fund's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.

         Part I of the Plan recognizes that, in view of the Administrator's Permitted Payments and bearing by the Administrator of certain distribution expenses, the profits, if any, of the Administrator are dependent primarily on the administration fees paid by the Fund to the Administrator and that its profits, if any, would be less, or losses, if any, would be increased due to such Administrator's Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Fund might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Fund, the payment of such fees is authorized by Part I of the Plan.

         Part I of the Plan also states that if and to the extent that any of the payments by the fund listed below are considered to be "primarily intended to result in the sale of" shares issued by the Fund within the meaning of Rule 12b-1, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Fund or other funds or other investments;
(ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders;
(iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Fund's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the registration or qualification of the Fund and/or its shares under the securities or "Blue-Sky" laws of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Fund's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors.

         Part I of the Plan states that while Part I is in effect, the Fund's Administrator shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Administrator's Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended; (ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (iii) all fees of the Fund to the Administrator paid or accrued during such quarter.

         Part I of the Plan defines as the Fund's Independent Trustees those Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. Part I of the Plan, unless terminated as provided below, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part I of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part I of the Plan will benefit the Fund and its shareholders. Part I of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Fund. Part I of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part I of the Plan.

         Part I of the Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Fund the Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Fund, the Plan Agreements with them shall be the agreements with the Administrator with respect to payments under Part I of the Plan.

         Under Rule 12b-1, all agreements related to implementation of a plan must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to such agreements are the same as those described above as to Part I of the Plan itself except that: (i) no shareholder action is required for the approval of such agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice. The Plan Agreement between the Fund and the Administrator is governed by the foregoing requirements.

         The formula under which the payments described above may be made under
Part I of the Plan by the Administrator was arrived at by considering a number of factors. One of such factors is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote substantial time, persons and effort to the sale of the shares of the Fund. Another factor is that such payments by the Administrator to Qualified Recipients may provide the only incentive for Qualified Recipients to do so; there is no sales charge on the sale of the Fund's shares and, although Part II of the Plan, as discussed below, permits certain payments by the Fund to persons providing distribution and/or shareholder service assistance, those payments are permitted only in connection with one of the Fund's two classes of shares.

Part II of the Plan

         Part II of the Plan authorizes payment of certain distribution or service fees by the Fund in connection with Service Shares of the Fund.

         As used in Part II of the Plan, "Designated Payees" means (i) any principal underwriter or underwriters of the Fund and (ii) broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor") with which it or the Fund has entered into written agreements ("Distributor's Plan Agreements") and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of shares of the specified class or servicing shareholder accounts with respect to those shares. "Qualified Holdings" means, as to any Designated Payee, all Service Shares beneficially owned by such Designated Payee or by one or more customers (brokerage or other) or other contacts and/or its investment advisory or other clients, if the Designated Payee was, in the sole judgment of the Distributor, instrumental in the purchase and/or retention of such shares and/or in providing administrative assistance in relation thereto.

         Part II of the Plan permits the Fund to make payments ("Fund's Permitted Payments") to Designated Payees. These Fund's Permitted Payments are made by the Fund directly or through the Distributor and may not exceed, for any fiscal year of the Fund, 0.25 of 1% of the average annual net assets of the Fund represented by the Service Shares class of Fund shares. Such payments are to be made out of the Fund assets allocable to Service Shares. For any fiscal year, the amounts paid under the Plan to any Designated Payee when added to any amounts paid to the same Payee in respect of the same Qualified Holdings under the Trust's Shareholder Services Plan, shall not exceed in the aggregate 0.25 of 1% of the average annual net asset value of such Qualified Holdings. Appropriate adjustments shall be made for any part or parts of a fiscal year during which payments under this Part II of the Plan are not accruable or for any fiscal year which is not a full fiscal year. The Distributor shall have sole authority (i) as to the selection of any Designated Payee or Payees; (ii) not to select any Designated Payee; and (iii) to determine the amount of Fund's Permitted Payments, if any, to each Designated Payee, provided that the total Fund's Permitted Payments to all Designated Payees do not exceed the amount set forth above. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Designated Payee; (b) the extent to which the Designated Payee has, at its expense, taken steps in the shareholder servicing area; and (c) the possibility that the Qualified Holdings of the Designated Payee would be redeemed in the absence of its selection or continuance as a Designated Payee. The Distributor is also authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: providing facilities to answer questions from prospective investors about the Trust and its Portfolios; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sales of Trust shares; and assisting investors in completing application forms and selecting dividend and other account options. Designated Payees may also provide their endorsement of the Fund to their clients, members or customers as an inducement to invest in the Fund. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Designated Payee.

         Part II of the Plan states that while Part II is in effect, the Distributor shall report at least quarterly to the Fund's Trustees in writing for its review on the following matters: (i) all Fund's Permitted Payments made to Designated Payees, the identity of the Designated Payee of each Payment and the purpose for which the amounts were expended; and (ii) all fees of the Fund to the Distributor, sub-adviser or Administrator paid or accrued during such quarter.

         Part II of the Plan, unless terminated as provided below, continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Fund's Trustees and its Independent Trustees with votes cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of Part II of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that Part II of the Plan will benefit the Fund and its shareholders. Part II of the Plan may be terminated at any time by vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Service Shares class. Part II of the Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved in the manner set forth above as to continuance of Part II of the Plan.

         Part II of the Plan states that in the case of a Designated Payee which is a principal underwriter of the Fund, the Distributor's Plan Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, Rule 12b-1. The Plan also states that in the case of Designated Payees which are not principal underwriters of the Fund, the Distributor's Plan Agreements with them shall be the agreements with the Distributor with respect to payments under Part II of the Plan.

         During the three fiscal years ended June 30, 2001, 2000 and 1999, no or only nominal payments were made under the former distribution plan or under the Plan.

Shareholder Services plan

         Each Fund has adopted a Shareholder Services Plan to provide for the payment by the Service Shares of the Trust of "service fees" within the meaning of Rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc. The Plan applies only to shares of the class denominated Service Shares (regardless of whether such class is so designated or is redesignated by some other name). Both Plans have the same terms and are referred to as the "Plan."

Provisions for Service Shares (Part I)

         As used in Part I of the Plan, "Qualified Recipients" shall mean broker-dealers or others selected by Aquila Distributors, Inc. (the "Distributor"), including but not limited to the Distributor and any other principal underwriter of the Trust, who have, pursuant to written agreements with the Trust or the Distributor, agreed to provide personal services to holders of Service Shares and/or maintenance of Service Shares shareholder accounts. "Qualified Holdings" shall mean, as to any Qualified Recipient, all Service Shares beneficially owned by such Qualified Recipient's customers, clients or other contacts. "Administrator" shall mean Aquila Management Corporation, or any successor serving as administrator of the Fund.

         Subject to the direction and control of the Board of Trustees of the Trust, the Fund may make payments ("Service Fees") to Qualified Recipients, which Service Fees (i) may be paid directly or through the Distributor or shareholder servicing agent as disbursing agent and (ii) may not exceed, for any fiscal year of the Fund (as adjusted for any part or parts of a fiscal year during which payments under this Part I of the Plan are not accruable or for any fiscal year which is not a full fiscal year), 0.25 of 1% of the average annual net assets of the Fund represented by the Service Shares. Such payments shall be made only out of the Fund assets allocable to the Service Shares. For any year, the amounts paid under the Plan to any Qualified Recipient, when added to any amounts paid to the same Qualified recipient in respect of the same Qualified Holdings under the Fund's Distribution Plan shall not exceed in the aggregate
0.25 of 1% of the average annual net asset value of such Qualified Holdings. The Distributor shall have sole authority with respect to the selection of any Qualified Recipient or Recipients and the amount of Service Fees, if any, paid to each Qualified Recipient, provided that the total such Service Fees paid to all Qualified Recipients may not exceed the amount set forth above and provided, further, that no Qualified Recipient may receive more than 0.25 of 1% of the average annual net asset value of Service Shares sold by such recipient. The Distributor is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient and (b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area with respect to holders of Service Shares, including without limitation, any or all of the following activities: answering customer inquiries regarding account status and history, and the manner in which purchases and redemptions of shares of the Fund may be effected; assisting shareholders in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with customer orders to purchase or redeem shares; verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder designated accounts; and providing such other related services as the Distributor or a shareholder may request from time to time. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees (as defined below) may remove any person as a Qualified Recipient. Amounts within the above limits accrued to a Qualified Recipient but not paid during a fiscal year may be paid thereafter; if less than the full amount is accrued to all Qualified Recipients, the difference will not be carried over to subsequent years.

         No payments were made under the plan for the fiscal years ended June 30, 2000 and 2001. The Plan was not in effect during the fiscal year ended June 30, 1999.

General Provisions (Part II)

         While the Plan is in effect, the Trust's Distributor shall report at least quarterly to the Trust's Trustees in writing for their review on the following matters: (i) all Service Fees paid under the Plan, the identity of the Qualified Recipient of each payment, and the purposes for which the amounts were expended; and (ii) all fees of the Fund to the Distributor paid or accrued during such quarter. In addition, if any Qualified Recipient is an "affiliated person," as that term is defined in the 1940 Act, of the Fund, the Administrator, the Distributor, or the investment adviser or sub-adviser of the Fund, such person shall agree to furnish to the Distributor for transmission to the Board of Trustees of the Trust an accounting, in form and detail satisfactory to the Board of Trustees, to enable the Board of Trustees to make the determinations of the fairness of the compensation paid to such affiliated person, not less often than annually.

         The Plan has been approved by a vote of the Trustees, including those Trustees who, at the time of such vote, were not "interested persons" (as defined in the 1940 Act) of the Trust and had no direct or indirect financial interest in the operation of the Plan or in any agreements related to this Plan (the "Independent Trustees"), with votes cast in person at a meeting called for the purpose of voting on the Plan. It will continue in effect for a period of more than one year from its effective date only so long as such continuance is specifically approved at least annually as set forth in the preceding sentence. It may be amended in like manner and may be terminated at any time by vote of the Independent Trustees.

         The Plan shall also be subject to all applicable terms and conditions of Rule 18f-3 under the 1940 Act as now in force or hereafter amended.

         While the Plan is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, shall be committed to the discretion of such disinterested Trustees. Nothing herein shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

                              Taxation of the Funds

         Each Fund, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by the Fund.

                                   Underwriter

         Aquila Distributors, Inc. acts as each Fund's principal underwriter in the continuous public offering of each Fund's shares. The Distributor is not obligated to sell a specific number of shares. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.

                  Net Under-
                  Writing           Compensation
Name of           Discounts         on Redemptions                     Other
Principal         and               and                   Brokerage    Compen-
Underwriter       Commissions       Repurchases           Commissions  sation

Aquila            None              None                   None         None
Distributors
Inc.


         The Distributor currently handles the distribution of the shares of fourteen funds (five money-market funds, seven tax-free municipal bond funds and two equity funds), including the Funds. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities.


         The shares of the Distributor are owned 24% by Diana P. Herrmann, 72% by Mr. Herrmann and other members of his immediate family, and the balance by current employees of Aquila Management Corporation.

                                   Performance

         From time to time, each Fund may advertise its "current yield" and its "effective yield" (also referred to as "effective compound yield"). Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Fund refers to the net income generated by an investment in that Fund over a stated seven-day period. This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. Each Fund may also advertise or quote its effective yield, which is calculated similarly, but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

         In addition, each Fund may also compare its performance to other income-producing securities such as (i) money-market funds; (ii) various bank products, including both those that are insured (e.g., deposit obligations) and those that are not (e.g., investment instruments offered by affiliates of banks); and (iii) U.S. Treasury Bills or Notes. There are differences between these income-producing alternatives and each Fund other than their yields, some of which are summarized below.

         The yield of each Fund is not fixed and will fluctuate. In addition, your investment is not insured and its yield is not guaranteed. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. Although the yields of bank money-market deposit accounts and NOW accounts will fluctuate, principal will not fluctuate and is insured by the Federal Deposit Insurance Corporation up to $100,000. Bank passbook savings accounts normally offer a fixed rate of interest, and their principal and interest are also guaranteed and insured. Bank certificates of deposit offer fixed or variable rates for a set term. Principal and fixed rates are guaranteed and insured. There is no fluctuation in principal value. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. Investment instruments, such as repurchase agreements and commercial paper, offered by affiliates of banks are not insured by the Federal Deposit Insurance Corporation. In comparing the yields of one money-market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.

                                   APPENDIX A

             NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Bond Ratings

         At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.


STANDARD AND POOR'S CORPORATION

         Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

         A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

         An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

         1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

         2) Nature of and provisions of the obligation; and

         3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The two highest categories are:

         AAA: Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.


MOODY'S INVESTORS SERVICE

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

     Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

                  * Leading market positions in well-established industries.

                  * High rates of return on funds employed.

                  * Conservative capital structure with moderate reliance on debt and ample asset protection.

                  * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  * Well-established access to a range of markets and assured sources of alternative liquidity.

         Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.


DUFF & PHELPS, INC.

         The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

         Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

IBCA
         In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long- term rating applies to a instrument of longer duration. The legal ratings are:

         1: A bank for which there is a clear legal guarantee on the part of its home state to provide any necessary support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

         2: A bank for which there is no legal obligation on the part of its sovereign entity to provide support but for which state support would be forthcoming, for example, because of its importance to the total economy or its historic relationship with the government.

The individual ratings are:

         A: A bank with a strong balance sheet, favorable credit profile and a consistent record of above average profitability.

         B: A bank with a sound credit profile and without significant problems. The bank's performance has generally been in line with or better than that of its peers.

         The short-term ratings are:

         A-1+: Obligations supported by the highest capacity for timely repayment.

         A-1: Obligations supported by a very strong capacity for timely repayment.

         A-2: Obligations supported by a very strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         The long-term ratings are:

         AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk.

         AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not significantly.


Thomson BankWatch, Inc. (TBW)

         The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

          TBW-1: Indicates a very high degree of likelihood that principal and interest will paid on a timely basis.

          TBW-2: While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

          AAA: Indicates ability to repay principal and interest on a timely basis is very strong.

          AA: Indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


Fitch Investors Service, Inc.

         The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

          F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

         The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

          AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

                          CAPITAL CASH MANAGEMENT TRUST
                            PART C: OTHER INFORMATION


Financial Statements

            Included in Part A:
               Financial Highlights

            Incorporated by reference into Part B: Report of Independent
               Auditors Statement of Investments as of June 30, 2001 Statement of Assets and Liabilities as of
                  June 30, 2001
               Statement of Operations for the year ended
                  June 30, 2001
               Statement of Changes in Net Assets for the
                  years ended June 30, 2001 and 2000
               Notes to Financial Statements

            Included in Part C:

ITEM 23 Exhibits:

         (a) Amended and Restated Declaration of Trust (i)

         (b) By-laws (iii)

             (c) Instruments defining rights of shareholders

                  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share of its class; shares of the respective classes represent proportionate interests in the Trust in accordance with their respective net asset values. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders, in accordance with the respective net asset values of the shares of each of the Trust's classes at that time. All shares are presently divided into four classes; however, if they deem it advisable and in the best interests of shareholders, the Board of Trustees of the Trust may create additional classes of shares, which may differ from each other as provided in rules and regulations of the Securities and Exchange Commission or by exemptive order. The Board of Trustees may, at its own discretion, create additional series of shares, each of which may have separate assets and liabilities (in which case any such series will have a designation including the word "Series"). See the Additional Statement for further information about possible additional series. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement; the holders of shares have no pre-emptive or conversion rights, except that Class C Shares automatically convert to Class A Shares after being held for six years.

                  At any meeting of shareholders, shareholders are entitled to one vote for each dollar of net asset value (determined as of the record date for the meeting) per share held (and proportionate fractional votes for fractional dollar amounts). Shareholders will vote on the election of Trustees and on other matters submitted to the vote of shareholders. Shares vote by classes on any matter specifically affecting one or more classes, such as an amendment of an applicable part of the Distribution Plan. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust except that the Trust's Board of Trustees may change the name of the Trust. The Trust may be terminated (i) upon the sale of its assets to another issuer, or (ii) upon liquidation and distribution of the assets of the Trust, in either case if such action is approved by the vote of the holders of a majority of the outstanding shares of the Trust.

         (d) (a) Investment Advisory Agreement for
                      Capital Cash Management Trust Series (i)

             (b) Investment Advisory Agreement for
                    Capital Cash U.S. Government Securities
                    Trust Series (iii)

         (e) (a) Distribution Agreement for Capital
                    Cash Management Trust Series (iii)

             (b) Distribution Agreement for Capital
                    Cash U.S Government Trust Series (iii)

         (f) Not applicable

         (g) (a) Custody Agreement for All Series (ii)

         (h) (a) Transfer Agency Agreement for All
                    Series (ii)

             (b) Administration Agreement for
                    Capital Cash Management Trust Series (ii)

             (c) Administration Agreement for
                                    Capital Cash U.S Government
                    Trust Series (iii)

        (i) (a) Opinion of counsel to the Trust (iii)

            (b) Consent of counsel to the Trust (iv)

        (j) Consent of independent auditors (iv)

        (k) Not applicable

        (l) Not applicable

        (m) (a) Distribution Plan for Capital Cash Management
                           Trust Series (iii)

            (b) Distribution Plan for Capital Cash U.S.
                            Government Securities Trust Series (iii)

           (c) Services Plan for Capital Cash Management
                            Trust Series (iii)

           (d) Services Plan for Capital Cash U.S.
                            Government Securities Trust Series (iii)

       (n) Amended Plan pursuant to Rule 18f-3 under the
                    1940 Act (iv)

  (i) Filed as an exhibit to Registrant's Post-Effective Amendment number 38 filed October 29, 1997.

  (ii) Filed as an exhibit to Registrant's Post-Effective Amendment number 39 filed October 28, 1998.

  (iii) Filed as an exhibit to Registrant's Post-Effective Amendment number 41 filed October 28, 1999.

 (iv) Filed herewith.


ITEM 24. Persons Controlled By or Under Common Control
         With Registrant

         None

ITEM 25. Indemnification

         Subdivision (c) of Section 12 of Article SEVENTH of Registrant's Supplemental Declaration of Trust, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 32 dated August 31, 1992 to its Form N-1A, is incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. Business & Other Connections of Investment Adviser

         STCM Management Company, Inc., Registrant's adviser, is a mutual funds adviser. For information as to the business, profession, vocation, or employment of a substantial nature of its Directors and officers, reference is made to the Form ADV filed by it under the Investment Advisers Act of 1940.

ITEM 27. Principal Underwriters

(a) Aquila Distributors, Inc. serves as principal underwriter to the following Funds, including the Registrant: Capital Cash Management Trust, Capital Cash U.S. Government Securities Trust, Churchill Tax-Free Fund of Kentucky, Hawaiian Tax-Free Trust, Narragansett Insured Tax- Free Income Fund, Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Tax-Free Fund For Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Arizona, Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund and Tax-Free Trust of Oregon.

     (b) For information about the Directors and officers of Aquila Distributors, Inc., reference is made to the Form BD filed by it under the Securities Exchange
         Act of 1934.

     (c) Not applicable.

ITEM 28. Location of Accounts and Records

         All such accounts, books, and other documents are maintained by the adviser, the administrator, the custodian, and the transfer agent, whose addresses appear on the back cover pages of the Prospectus and Statement of Additional Information.

ITEM 29. Management Services

         Not applicable.

ITEM 30. Undertakings

     (a) Not applicable.

     (b) Not applicable.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 25th day of October, 2001.


                                   CAPITAL CASH MANAGEMENT TRUST
                                   (Registrant)


                                        /s/Lacy B. Herrmann
                                   By __________________________
                                     Lacy B. Herrmann, President
                                      and Chairman of the Board


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

     SIGNATURE                     TITLE                    DATE


/s/Lacy B. Herrmann                                    10/25/01
______________________    President, Chairman of      ___________
  Lacy B. Herrmann        the Board and Trustee
                           (Principal Executive
                           Officer)
/s/Theodore T. Mason                                   10/25/01
______________________     Vice Chairman of the       ___________
  Theodore T. Mason        Trustees and Trustee


/s/Paul Y. Clinton                                     10/25/01
______________________     Trustee                    ___________
    Paul Y. Clinton


/s/Diana P. Herrmann                                   10/25/01
______________________     Trustee                    ___________
      Diana P. Herrmann


/s/Anne J. Mills                                       10/25/01
______________________     Trustee                    ___________
    Anne J. Mills


/s/Cornelius T. Ryan                                   10/25/01
______________________     Trustee                    ___________
  Cornelius T. Ryan


/s/Rose F. Marotta                                     10/25/01
______________________   Chief Financial Officer      ___________
   Rose F. Marotta       (Principal Financial and
                         Accounting Officer)

                          CAPITAL CASH MANAGEMENT TRUST
                                  Exhibit List

Number                     Name

 (i)                       Consent of counsel to the Trust

 (j)                       Consent of independent auditors

 (n)                       Amended Plan pursuant to Rule 18f-3